As filed with the Securities and Exchange Commission on August 17, 2009.

Registration Nos. 333-90430 and 811-21119

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 8
☒

and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
☐
Amendment No. 9
☒

ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT C
(Exact Name of Registrant)

ML LIFE INSURANCE COMPANY OF
NEW YORK
(Name of Depositor)

4 Manhattanville Road,
Purchase, NY 10577
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code:
(319) 355-5591

Name and Address of Agent for Service:	Copy to:
Darin D. Smith 4333 Edgewood Road, NE Cedar Rapids, IA 52499-0001	Mary E. Thornton, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate space):

☑ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on _______ pursuant to paragraph (b) of Rule 485
                  (date)

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                 pursuant to paragraph (a)(1) of Rule 485
                  (date)

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:

Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

The Prospectus for the ML of New York Variable Annuity Separate Account C Form N-4 Registration Statement (333-90430 and 811-21119) filed on April 29, 2008 is hereby incorporated by reference.

ML LIFE INSURANCE COMPANY
OF NEW YORK
ML of New York Variable Annuity
Separate Account C
Supplement Dated August 17, 2009
to the
Prospectus For
CONSULTS ANNUITY® (Dated May  1, 2008)
This supplement describes changes to the variable annuity contracts listed above (the “Contracts”) issued by ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.
Liquidation of Portfolios
We have been advised that the MLIG Variable Insurance Trust consisting of the following portfolios:

Roszel/AllianceBernstein Large Cap Core Portfolio	Roszel/Allianz NFJ Mid Cap Value Portfolio
Roszel/BlackRock Equity Dividend Portfolio	Roszel/BlackRock Fixed-Income Portfolio
Roszel/Cadence Mid Cap Growth Portfolio	Roszel/Davis Large Cap Value Portfolio
Roszel/Delaware Small-Mid Cap Growth Portfolio	Roszel/Fayez Sarofim Large Cap Core Portfolio
Roszel/JPMorgan International Equity Portfolio	Roszel/Lazard International Portfolio
Roszel/Lord Abbett Large Cap Value Portfolio	Roszel/Marsico Large Cap Growth Portfolio
Roszel/NWQ Small Cap Value Portfolio	Roszel/Santa Barbara Conservative Growth Portfolio
(the “Liquidated Portfolios”) will liquidate on or about October 23, 2009 (the “Liquidation Date”). Because of the liquidation, the subaccounts investing in the Liquidated Portfolios (the “Liquidated Subaccounts”) will be closed effective as of the close of business on the Liquidation Date.
If you have given us allocation instructions for premium payments, transfers, or other purposes (for example, the Dollar Cost Averaging Program or Rebalancing Program) directing us to invest in the Liquidated Subaccounts, you will need to provide us with new instructions for amounts that would have otherwise gone into those Liquidated Subaccounts. If you are enrolled in the Dollar Cost Averaging Program or Rebalancing Program and we do not receive updated allocation instructions from you as of the Liquidation Date, then the Liquidated Subaccounts used in the programs will be replaced by the Money Market Subaccount on the Liquidation Date. If your premium allocation instructions include one or more Liquidated Subaccount, new allocation instructions must accompany the first premium payment after the Liquidation Date.
Notice to Contract Owners
Prior to the Liquidation Date, you may transfer any contract value allocated to the Liquidated Subaccounts to another subaccount. There is no charge for this transfer and it will not count against the number of free transfers permitted annually. The new portfolios available for investment represent a wide variety of investment objectives and strategies. Please see the section entitled “Addition of Portfolios” below for a list of the available portfolios. In addition, the prospectuses for each new portfolio, which contain information about its objectives, investment strategies, risks, fees, and expenses will accompany this supplement.
If you still have contract value allocated to the Liquidated Subaccounts on the Liquidation Date, shares of the Liquidated Portfolios held for you in the Liquidated Subaccounts will be exchanged for shares of the BlackRock Money Market V.I. Fund (the “Money Market Portfolio”), of equal value on the Liquidation Date, and held in the BlackRock Money Market V.I. Subaccount (the “Money Market Subaccount”). There is no charge for this exchange and it will not count against the number of free transfers permitted annually . The Money Market Portfolio seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Money Market Portfolio’s investment objective seeks to preserve capital, maintain liquidity, and achieve the highest possible current income. However, there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of contract charges, the yield on the Money Market Portfolio subaccount may become extremely low and possibly negative.

In May you received a new prospectus for the Money Market Portfolio which contains information about its objectives, investment strategies, risks, fees, and expenses. Please read it carefully. You may also call the number below to obtain additional copies of the prospectuses for the Money Market Portfolio or any of the new subaccounts available for investment. As mentioned above, if you would like to make a transfer directly from the Liquidated Subaccounts into one or more of the new portfolios available for investment, we must receive instructions from you prior to the Liquidation Date. Contact us at:
ML Life Insurance Company of New York
Service Center
4333 Edgewood Road, NE
Cedar Rapids, Iowa 52499-0001
800-333-6524
New Addresses and Phone Numbers
The following addresses and phone numbers replace all references in the Prospectus:
ML Life Insurance Company of New York
Home Office: 4 Manhattanville Road
Purchase, New York 10577
Service Center: 4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
Phone: (800) 333-6524
New Date of the Statement of Additional Information
The date of the Statement of Additional Information has changed to August 17, 2009. All references to the date of the Statement of Additional Information in the prospectus should be changed to this date.
Addition of Portfolios
The following investment choices will be added to your Contract on or about August 24, 2009.
Transamerica Series Trust – Service Class
Subadvised by American Century Investment Management, Inc.
Transamerica American Century Large Company Value VP
Subadvised by BlackRock Financial Management, Inc.
Transamerica BlackRock Tactical Allocation VP
Subadvised by BlackRock Investment Management, LLC
Transamerica BlackRock Large Cap Value VP
Subadvised by J.P. Morgan Investment Management Inc.
Transamerica JPMorgan Mid Cap Value VP
Transamerica JPMorgan Enhanced Index VP
Subadvised by Jennison Associates LLC
Transamerica Jennison Growth VP
Subadvised by MFS®Investment Management
Transamerica MFS International Equity VP
Subadvised by Columbia Management Advisors, LLC
Transamerica Marsico Growth VP
Subadvised by Pacific Investment Management Company LLC
Transamerica PIMCO Total Return VP
Subadvised by T. Rowe Price Associates, Inc.
Transamerica T. Rowe Price Equity Income VP
Transamerica T. Rowe Price Small Cap VP

2

Subadvised by Templeton Investment Counsel, LLC and
Transamerica Investment Management, LLC
Transamerica Templeton Global VP
Transamerica Investment Management, LLC
Transamerica Convertible Securities VP
Transamerica Equity VP
Transamerica Growth Opportunities VP
Tranamerica Small-Mid Cap Value VP
Transamerica U.S. Government Securities VP
Subadvised by Morgan Stanley Investment Management Inc.
Transamerica Van Kampen Active International Allocation VP
Transamerica Van Kampen Large Cap Core VP
Subadvised by Van Kampen Asset Management
Transamerica Van Kampen Mid-Cap Growth VP
Due to the liquidation of the Portfolios and the addition of these funds, the Consults Annuity® is no longer part of the Merrill Lynch, Pierce, Fenner and Smith Incorporated Consults Program. Thus, all references to this program in your Prospectus are hereby deleted.
The following replaces, the FEE TABLE in the Prospectus:
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Charge (as a % of premium withdrawn)	None
Transfer Fee[1]	$25
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges Other Than Fund Expenses
Annual Contract Fee[2]	$50
Separate Account Annual Expenses (as a % of average Separate Account value) Current and Maximum Asset-Based Insurance Charge[3]	1.85%
The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2008, before and after any contractual waivers and expense reimbursements. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

[1]	There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

[2]	The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $75,000.

[3]	If your contract value is $250,000 or greater on specified dates, a Contract Value Credit will be added to your contract value that effectively reduces the rate of this charge. This potential reduction is not reflected in the fee table.

Range of Expenses for the Funds[4]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all
expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.63%	7.86%

3

Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account Annual Expenses and Annual Fund Operating Expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender, annuitize, or remain invested in the Contract at the end of the applicable time period:
     Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$948	$2,713	$4,305	$7,704
     Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$251	$773	$1,321	$2,816
Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.
The Example does not reflect the $50 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the “Charges and Discussions” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.
The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.
Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus Supplement.

[4]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007 or estimated for the current year. Current or future expenses may be greater or less than those shown.
Please contact the Service Center at (800)-333-6524 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time) to obtain an additional copy of the prospectus for any Fund available as an investment choice under the Contract.
We do not guarantee that each Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing owners or new Contract owners at any time, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

4

The following replaces the “Certain Payments We Receive With Regard to the Funds” section of the Prospectus:
Certain Payments We Receive With Regard to the Funds
We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0% to 0.25%.
The following section is added to the Prospectus:
Financial Condition of the Company
Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. We know it is important for you to understand how these events may impact your account value and our ability to meet the guarantees under the Contract.
Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”
Assets in the General Account. Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.aegonins.com.

5

The following replaces, the Experts section of the Prospectus:
Experts
The financial statements of ML Life Insurance Company of New York as of December 31, 2008 and 2007, and for the years then ended, and the financial statements of the ML of New York Variable Annuity Separate Account C as of December 31, 2008, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801Grand Avenue, Suite 3000, Des Moines, Iowa 50309.
The financial statements for the period ended December 31, 2006, incorporated by reference in this Prospectus and included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and incorporated by reference.  Such financial statements have been so included and incorporated by reference in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

6

The following replaces, the ACCUMULATION UNIT VALUES section of the prospectus:
ACCUMULATION UNIT VALUES
(Condensed Financial Information)

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
Roszel/Lord Abbett Large Cap Value Portfolio	2008	$16.53	$10.70	0.0
Subaccount Inception Date September 10, 2002	2007	$16.23	$16.53	8,808.3
	2006	$13.98	$16.23	15,222.9
	2005	$13.92	$13.98	14,769.5
	2004	$12.59	$13.92	35,395.3
	2003	$9.87	$12.59	31,238.2
	2002	$9.93	$9.87	3,598.9

Roszel/Davis Large Cap Value Portfolio	2008	$14.41	$8.94	1,747.4
Subaccount Inception Date September 10, 2002	2007	$14.44	$14.41	5,617.5
	2006	$12.27	$14.44	5,575.1
	2005	$12.00	$12.27	7657.9
	2004	$10.70	$12.00	7,654.3
	2003	$8.43	$10.70	7,791.7
	2002	$8.87	$8.43	3,183.8

Roszel/BlackRock Equity Dividend Portfolio(1)	2008	$14.73	$8.46	3,077.9
Subaccount Inception Date September 10, 2002	2007	$15.34	$14.73	12,677.7
	2006	$13.03	$15.34	12,070.7
	2005	$12.99	$13.03	14,345.3
	2004	$11.61	$12.99	18,946.6
	2003	$9.35	$11.61	22,162.8
	2002	$9.49	$9.35	16,710.0

Roszel/Fayez Sarofim Large Cap Core Portfolio	2008	$13.87	$8.90	0.0
Subaccount Inception Date September 10, 2002	2007	$13.02	$13.87	5,672.2
	2006	$11.73	$13.02	5,666.5
	2005	$11.54	$11.73	5,661.5
	2004	$11.17	$11.54	6,757.3
	2003	$8.96	$11.17	8,746.0
	2002	$9.56	$8.96	1,940.2

Roszel/AllianceBernstein Large Cap Core Portfolio	2008	$12.94	$6.49	0.0
Subaccount Inception Date September 10, 2002	2007	$11.66	$12.94	0.0
	2006	$11.66	$11.66	1,630.5
	2005	$10.99	$11.66	1,605.5
	2004	$10.79	$10.99	3,030.1
	2003	$8.80	$10.79	4,424.8
	2002	$9.49	$8.80	2,955.8

7

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
Roszel/Santa Barbra Conservative Growth Portfolio(2)	2008	$12.17	$7.75	3,357.0
Subaccount Inception Date September 10, 2002	2007	$11.49	$12.17	7,186.3
	2006	$10.66	$11.49	11,334.7
	2005	$10.82	$10.66	10,737.8
	2004	$10.59	$10.82	18,397.6
	2003	$9.03	$10.59	14,777.3
	2002	$9.70	$9.03	2,070.4

Roszel/Marsico Large Cap Growth Portfolio II(3)	2008	$14.04	$6.60	0.0
Subaccount Inception Date September 10, 2002	2007	$11.83	$14.04	6,822.3
	2006	$12.56	$11.83	7,065.1
	2005	$11.60	$12.56	6,833.5
	2004	$10.87	$11.60	22,651.4
	2003	$8.83	$10.87	17,481.9
	2002	$9.58	$8.83	0.0

Roszel/Marsico Large Cap Growth Portfolio(3)	2008	$14.24	$8.05	0.0
Subaccount Inception Date September 10, 2002	2007	$11.86	$14.24	6,124.1
	2006	$11.43	$11.86	2,316.4
	2005	$11.31	$11.43	2,301.5
	2004	$11.02	$11.31	4,553.8
	2003	$8.89	$11.02	4,615.0
	2002	$9.33	$8.89	0.0

Roszel/Cadence Mid Cap Growth Portfolio	2008	$16.01	$8.71	0.0
Subaccount Inception Date September 10, 2002	2007	$13.30	$16.01	8,166.4
	2006	$12.59	$13.30	1,016.1
	2005	$11.39	$12.59	951.3
	2004	$10.91	$11.39	4,871.9
	2003	$8.54	$10.91	5,368.2
	2002	$9.31	$8.54	3,009.7

Roszel/NWQ Small Cap Value Portfolio	2008	$17.62	$9.04	0.0
Subaccount Inception Date September 10, 2002	2007	$19.00	$17.62	4,310.3
	2006	$16.12	$19.00	8,035.1
	2005	$14.68	$16.12	9,497.9
	2004	$11.54	$14.68	9,502.5
	2003	$7.67	$11.54	3,544.1
	2002	$8.28	$7.67	0.0

Roszel/Delaware Small-Mid Cap Growth Portfolio	2008	$14.19	$7.55	0.0
Subaccount Inceptions Date September 10, 2002	2007	$12.75	$14.19	3,891.0
	2006	$11.82	$12.75	4,940.1
	2005	$11.17	$11.82	10,442.7
	2004	$10.10	$11.17	12,758.8
	2003	$7.55	$10.10	5,464.5
	2002	$8.63	$7.55	1,155.1

Roszel/Lazard International Portfolio	2008	$17.45	$11.03	0.0
Subaccount Inception Date September 10, 2002	2007	$16.44	$17.45	5,708.9
	2006	$13.63	$16.44	9,384.5
	2005	$12.80	$13.63	6,094.0
	2004	$11.21	$12.80	9,103.4
	2003	$8.85	$11.21	4,434.2
	2002	$8.98	$8.85	0.0

Roszel/JPMorgan International Equity Portfolio	2008	$18.45	$10.60	1,473.5
Subaccount Inception Date September 10, 2002	2007	$17.43	$18.45	5,862.7
	2006	$14.61	$17.43	5,459.0
	2005	$12.73	$14.61	1,362.1
	2004	$11.60	$12.73	2,525.9
	2003	$8.83	$11.60	2,672.4
	2002	$9.21	$8.83	0.0

8

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
Roszel/BlackRock Fixed-Income Portfolio II(4)	2008	$11.41	$12.25	1,700.2
Subaccount Inception Date September 10, 2002	2007	$10.91	$11.41	14,338.6
	2006	$10.72	$10.91	14,200.1
	2005	$10.68	$10.72	13,096.5
	2004	$10.47	$10.68	31,486.3
	2003	$10.47	$10.47	26,210.8
	2002	$10.36	$10.47	6,542.5

Roszel/BlackRock Fixed-Income Portfolio(4)	2008	$10.72	$10.70	0.0
Subaccount Inception Date September 10, 2002	2007	$10.29	$10.72	25,231.6
	2006	$10.16	$10.29	23,509.0
	2005	$10.25	$10.16	22,200.1
	2004	$10.23	$10.25	27,966.8
	2003	$10.18	$10.23	25,420.8
	2002	$10.07	$10.18	9,544.4

Roszel/Allianz NFJ Mid Cap Value Portfolio	2008	$12.05	$7.25	0.0
Subaccount Inception Date September 10, 2002	2007	$12.14	$12.05	2,616.3
	2006	$10.97	$12.14	4,410.4
	2005	$11.12	$10.97	4,410.4
	2004	$10.26	$11.12	6,682.8
	2003	$7.89	$10.26	4,706.4
	2002	$8.89	$7.89	1,263.8

BlackRock Money Market V.I. Fund	2008	$10.40	$10.47	0.0
Subaccount Inception Date September 10, 2002	2007	$10.11	$10.40	0.0
	2006	$9.85	$10.11	0.0
	2005	$9.77	$9.85	0.0
	2004	$9.86	$9.77	1,516.4
	2003	$9.97	$9.86	6,160.7
	2002	$9.99	$9.97	46,293.8

(1)	Formerly known as Roszel/BlackRock Relative Value Portfolio. (2) Formerly known as Roszel/Rittenhouse Large Cap Growth Portfolio.

(3)	On January 23, 2009 Roszel/Loomis Sayles Large Cap Growth Portfolio changed its name to Roszel/Marsico Large Cap Growth Portfolio II and on March 13, 2009, the Roszel/Marsico Large Cap Growth Portfolio II will merge into the Roszel/Marsico Large Cap Growth Portfolio.

(4)	On May 1, 2009 Roszel/Lord Abbett Government Securities Portfolio will change its name to Roszel/Black Fixed-Income Portfolio II. On July 10, 2009 Roszel/BlackRock Fixed-Income Portfolio II will merge into Roszel/BlackRock Fixed-Income Portfolio.
The subaccounts investing in the Transamerica American Century Large Company Value VP, Transamerica BlackRock Tactical Allocation VP, Transamerica BlackRock Large Cap Value VP, Transamerica JPMorgan Mid Cap Value VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Jennison Growth VP, Transamerica MFS International Equity VP, Transamerica Marsico Growth VP, Transamerica PIMCO Total Return VP, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Templeton Global VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Small-Mid Cap Value VP, Transamerica U.S. Government Securities VP , Transamerica Van Kampen Active International Allocation VP, Transamerica Van Kampen Large Cap Core VP, and Transamerica Van Kampen Mid-Cap Growth VP, portfolios had not commenced operations as of December 31, 2008 therefore, comparable data is not available.
* * *
If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524 (for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

9

STATEMENT OF ADDITIONAL INFORMATION

August 17, 2009
ML of New York Variable Annuity Separate Account C
FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
issued by
ML LIFE INSURANCE COMPANY OF NEW YORK
Home Office: 4 Manhattanville Road
Purchase, NY 10577
Service Center: 4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
Phone: (800) 333-6524
offered through
Transamerica Capital, Inc.
This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York (“ML of New York”) both on a nonqualified basis, and as an Individual Retirement Annuity (“IRA”) that is given qualified tax status. The Contract may also be purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. The Contract is currently not available to be issued as a 403(b) Contract and we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider.
This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2008 (as supplemented), which is available on request and without charge by writing to or calling ML of New York at the Service Center address or phone number set forth above.

2

OTHER INFORMATION
Selling the Contract
The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.
Effective May 1, 2008, Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2008, 2007, and 2006, MLPF&S received $9,236.00, $0 and $0, respectively, in commissions. For the year ended December 31, 2008, Transamerica Capital, Inc. received $3,354.00 in commissions.
Financial Statements
The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.
Administrative Services Arrangements
ML of New York has entered into a Service Agreement with its former parent, Merrill Lynch Insurance Group, Inc. (“MLIG”) pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. (“MLIG Services”), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services’ actual costs. For the years ended December 31, 2008, 2007, and 2006, $732,000.00, $3.4 million, $3.8 million, respectively, in administrative services fees were paid.
Keep Well Agreement
     On December 28, 2007, AEGON USA entered into a “keep well” agreement with ML of New York. Under the agreement, so long as ML of New York is a wholly owned subsidiary of AEGON USA, AEGON USA will ensure that ML of New York maintains tangible net worth equal to at least $5 million. At December 31, 2008, the tangible net worth of ML of New York was in excess $5 million. The agreement has a duration of three years so long as ML of New York is a wholly owned affiliate of AEGON USA and it may be terminated by either party upon one year’s written notice. The agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of ML of New York. Upon mutual consent of AEGON USA and ML of New York, the agreement may be modified or amended in ways not less favorable to ML of New York or its contract owners.
CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yield
From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the BlackRock Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities.

3

The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average per unit contract fee to be 0.00%. Current yield will be calculated according to the following formula:
Current Yield = ((NCF – ES)/UV) × (365/7)
Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.
ML of New York also may quote the effective yield of the BlackRock Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
Effective Yield = (1 + ((NCF –ES)/UV))365/7 – 1
Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses of the hypothetical account for the 7-day period.

UV	=	the unit value for the first day of the 7-day period.
Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.
The yields on amounts held in the BlackRock Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund’s operating expenses. Yields on amounts held in the BlackRock Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.
Other Subaccount Yields
From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period.

4

The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The 30-day or one-month yield is calculated according to the following formula:
Yield = 2 × ((((NI – ES)/(U × UV)) + 1) 6 – 1)
Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.

ES	=	expenses of the subaccount for the 30-day or one-month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close of the last day in the 30-day or one-month
Currently, ML of New York may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.
The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.
Total Returns
From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.
Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. The Contract does not impose any surrender charge.
Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:

	Fund	Subaccount
	Inception	Inception
Fund	Date	Date
Roszel/Lord Abbett Large Cap Value Portfolio	July 1, 2002	September 10, 2002
Roszel/Davis Large Cap Value Portfolio	July 1, 2002	September 10, 2002
Roszel/BlackRock Equity Dividend Portfolio(1)	July 1, 2002	September 10, 2002
Roszel/Fayez Sarofim Large Cap Core Portfolio	July 1, 2002	September 10, 2002
Roszel/AllianceBernstein Large Cap Core Portfolio	July 1, 2002	September 10, 2002
Roszel/Santa Barbara Conservative Growth Portfolio(2)	July 1, 2002	September 10, 2002
Roszel/Marsico Large Cap Growth Portfolio(3)	July 1, 2002	September 10, 2002
Roszel/Allianz NFJ Mid Cap Value Portfolio	July 1, 2002	September 10, 2002

5

	Fund	Subaccount
	Inception	Inception
Fund	Date	Date
Roszel/Cadence Mid Cap Growth Portfolio	July 1, 2002	September 10, 2002
Roszel/NWQ Small Cap Value Portfolio	July 1, 2002	September 10, 2002
Roszel/Delaware Small-Mid Cap Growth Portfolio	July 1, 2002	September 10, 2002
Roszel/Lazard International Portfolio	July 1, 2002	September 10, 2002
Roszel/JPMorgan International Equity Portfolio	July 1, 2002	September 10, 2002
Roszel/BlackRock Fixed-Income Portfolio(4)	July 1, 2002	September 10, 2002
BlackRock Money Market V.I. Fund	February 21, 1992	September 10, 2002
Transamerica American Century Large Company Value VP	May 1, 2003	August 24, 2009
Transamerica BlackRock Large Cap Value VP	May 1, 2003	August 24, 2009
Transamerica Jennison Growth VP	May 1, 2003	August 24, 2009
Transamerica JPMorgan Enhanced Index VP	May 1, 2003	August 24, 2009
Transamerica Marsico Growth VP	May 1, 2003	August 24, 2009
Transamerica MFS International Equity VP	May 1, 2003	August 24, 2009
Transamerica PIMCO Total Return VP	May 1, 2003	August 24, 2009
Transamerica Small-Mid Cap Value VP	May 1, 2003	August 24, 2009
Transamerica T. Rowe Price Equity Income VP	May 1, 2003	August 24, 2009
Transamerica T. Rowe Price Small Cap VP	May 1, 2003	August 24, 2009
Transamerica Van Kampen Active International Allocation VP	May 1, 2003	August 24, 2009
Transamerica Van Kampen Large Cap Core VP	May 1, 2003	August 24, 2009
Transamerica Van Kampen Mid-Cap Growth VP	May 1, 2003	August 24, 2009
Transamerica JPMorgan Mid Cap Value VP	May 1, 2003	August 24, 2009
Transamerica BlackRock Tactical Allocation VP	May 1, 2009	August 24, 2009
Transamerica Convertible Securities VP	May 1, 2003	August 24, 2009
Transamerica Equity VP	May 1, 2003	August 24, 2009
Transamerica Growth Opportunities VP	May 1, 2003	August 24, 2009
Transamerica Templeton Global VP	May 1, 2003	August 24, 2009
Transamerica U.S. Government Securities VP	May 1, 2003	August 24, 2009

(1)	Formerly known as Roszel/BlackRock Relative Value Portfolio.

(2)	Formerly known as Roszel/Rittenhouse Large Cap Growth Portfolio.

(3)	On January 23, 2009 Roszel/Loomis Sayles Large Cap Growth Portfolio changed its name to Roszel/Marsico Large Cap Growth Portfolio II and on March 13, 2009, the Roszel/Marsico Large Cap Growth Portfolio II will merge into the Roszel/Marsico Large Cap Growth Portfolio.

(4)	On May 1, 2009 Roszel/Lord Abbett Government Securities Portfolio will change its name to Roszel/Black Fixed-Income Portfolio II. On July 10, 2009 Roszel/BlackRock Fixed-Income Portfolio II will merge into Roszel/BlackRock Fixed-Income Portfolio.
Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.
Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation (although the Contract does not impose a surrender charge). For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The average annual total return is then calculated according to the following formula:
TR = ((ERV/P)1/N) – 1

6

Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).

ERV	=	the ending redeemable value at the end of the period of the hypothetical account with an initial payment of $1,000.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.
From time to time, ML of New York also may quote in sales literature or advertisements total returns for other periods.
From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

7

Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, Iowa 50309-2764 Tel: +1 515 243 2727 www.ey.com
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
ML Life Insurance Company of New York
We have audited the accompanying statements of assets and liabilities of each of the investment divisions of the ML of New York Variable Annuity Separate Account C (the “Separate Account”), comprised of BlackRock Money Market V.I. Fund, Roszel/JPMorgan International Equity Portfolio, Roszel/Lazard International Portfolio, Roszel/Davis Large Cap Value Portfolio, Roszel/Lord Abbett Government Securities Portfolio, Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/BlackRock Fixed-Income Portfolio, Roszel/BlackRock Equity Dividend Portfolio, Roszel/AllianceBernstein Large Cap Core Portfolio, Roszel/Delaware Small-Mid Cap Growth Portfolio, Roszel/Loomis Sayles Large Cap Growth Portfolio, Roszel/NWQ Small Cap Value Portfolio, Roszel/Rittenhouse Large Cap Growth Portfolio, Roszel/Marsico Large Cap Growth Portfolio, Roszel/Cadence Mid Cap Growth Portfolio, Roszel/Fayez Sarofim Large Cap Core Portfolio, and Roszel/Allianz NFJ Mid Cap Value Portfolio, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the unit values footnote of ML of New York Variable Annuity Separate Account C for each of the years ended December 31, 2006, 2005, and 2004. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for the Separate Account, is based solely on the report of the other auditors.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2008 by correspondence with the custodian. We believe that our audits and the report of other auditors provide a reasonable basis for our opinion.
In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of the investment divisions comprising the ML of New York Variable Annuity Separate Account C at December 31, 2008, and the results of each of their operations and their changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.
Des Moines, Iowa
April 22, 2009
A member firm of Ernst & Young Global Limited

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
TABLE OF CONTENTS

PAGE
Report of Independent Registered Public Accounting Firm

Financial Statements of ML of New York Variable Annuity Separate Account C:

Statements of Assets and Liabilities as of December 31, 2008	S-2

Statements of Operations and Changes in Net Assets for the Periods Ended December 31, 2008 and 2007	S-5

Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2008

	Divisions Investing In
		Roszel/		Roszel/	Roszel/	Roszel/
	BlackRock	JPMorgan	Roszel/	Davis	Lord Abbett	Lord Abbett
	Money	International	Lazard	Large Cap	Government	Large Cap
	Market	Equity	International	Value	Securities	Value
(In thousands)	V.I. Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Level 1 Quoted Prices at Net Asset Value
BlackRock Money Market V.I. Fund, 0 shares (Cost $0)	$—	$—	$—	$—	$—	$—
Roszel/JPMorgan International Equity Portfolio, 3 shares (Cost $23)	—	16	—	—	—	—
Roszel/Lazard International Portfolio, 0 shares (Cost $0)	—	—	—	—	—	—
Roszel/Davis Large Cap Value Portfolio, 3 shares (Cost $20)	—	—	—	16	—	—
Roszel/Lord Abbett Government Securities Portfolio, 2 shares (Cost $20)	—	—	—	—	21	—
Roszel/Lord Abbett Large Cap Value Portfolio, 0 shares (Cost $0)	—	—	—	—	—	—

Total Assets	$—	$16	$—	$16	$21	$—

Net Assets

Accumulation Units	$—	$16	$—	$16	$21	$—

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

Divisions Investing In
	Roszel/	Roszel/	Roszel/	Roszel/	Roszel/	Roszel/
	BlackRock	BlackRock	AllianceBernstein	Delaware	Loomis Sayles	NWQ
	Fixed-	Equity	Large Cap	Small-Mid	Large Cap	Small Cap
	Income	Dividend	Core	Cap Growth	Growth	Value
(In thousands)	Portfolio	Portfolio a	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Level 1 Quoted Prices at Net Asset Value
Roszel/BlackRock Fixed-Income Portfolio, 0 shares (Cost $0)	$—	$—	$—	$—	$—	$—
Roszel/BlackRock Equity Dividend Portfolio, 6 shares (Cost $46)	—	26	—	—	—	—
Roszel/AllianceBernstein Large Cap Core Portfolio, 0 shares (Cost $0)	—	—	—	—	—	—
Roszel/Delaware Small-Mid Cap Growth Portfolio, 0 shares (Cost $0)	—	—	—	—	—	—
Roszel/Loomis Sayles Large Cap Growth Portfolio, 0 shares (Cost $0)	—	—	—	—	—	—
Roszel/NWQ Small Cap Value Portfolio, 0 shares (Cost $0)	—	—	—	—	—	—

Total Assets	$—	$26	$—	$—	$—	$—

Net Assets

Accumulation Units	$—	$26	$—	$—	$—	$—

a	Formerly Roszel/BlackRock Relative Value Portfolio. Change effective August 4, 2008.
See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2008

Divisions Investing In
	Roszel/	Roszel/	Roszel/	Roszel/	Roszel/
	Rittenhouse	Marsico	Cadence	Fayez Sarofim	Allianz NFJ
	Large Cap	Large Cap	Mid Cap	Large Cap	Mid Cap
	Growth	Growth	Growth	Core	Value
(In thousands)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Level 1 Quoted Prices at Net Asset Value
Roszel/Rittenhouse Large Cap Growth Portfolio, 5 shares (Cost $43)	$26	$—	$—	$—	$—
Roszel/Marsico Large Cap Growth Portfolio, 0 shares (Cost $0)	—	—	—	—	—
Roszel/Cadence Mid Cap Growth Portfolio, 0 shares (Cost $0)	—	—	—	—	—
Roszel/Fayez Sarofim Large Cap Core Portfolio, 0 shares (Cost $0)	—	—	—	—	—
Roszel/Allianz NFJ Mid Cap Value Portfolio, 0 shares (Cost $0)	—	—	—	—	—

Total Assets	$26	$—	$—	$—	$—

Net Assets

Accumulation Units	$26	$—	$—	$—	$—

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
		Roszel/		Roszel/	Roszel/	Roszel/	Roszel/	Roszel/
	BlackRock	JPMorgan	Roszel/	Davis	Lord Abbett	Lord Abbett	BlackRock	BlackRock
	Money	International	Lazard	Large Cap	Government	Large Cap	Fixed-	Equity
	Market	Equity	International	Value	Securities	Value	Income	Dividend
(In thousands)	V.I. Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio a
Investment Income:
Ordinary Dividends (Note 2)	$7	$—	$2	$1	$4	$1	$4	$1

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(6)	(2)	(1)	(1)	(2)	(1)	(2)	(1)

Net Investment Income (Loss)	1	(2)	1	—	2	—	2	—

Realized and Unrealized Gains (Losses) On Investments:
Net Realized Gains (Losses) (Note 2)	—	(105)	(45)	(25)	1	(45)	(9)	(47)
Net Change In Unrealized Appreciation (Depreciation) During the Year	—	(8)	3	(3)	—	4	3	(7)
Capital Gain Distributions (Note 2)	—	50	12	3	—	15	—	14

Net Gain (Loss) on Investments	—	(63)	(30)	(25)	1	(26)	(6)	(40)

Increase (Decrease) in Net Assets Resulting from Operations	1	(65)	(29)	(25)	3	(26)	(4)	(40)

Contract Transactions:
Premiums Received from Contract Owners	—	—	—	—	—	—	—	—
Contract Owner Withdrawals	(276)	(70)	(64)	(27)	(127)	(63)	(221)	(131)
Net Transfers In (Out) (Note 3)	275	43	(6)	(13)	(18)	(57)	(45)	10
Contract Charges (Note 7)	—	—	—	—	—	—	—	—

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(1)	(27)	(70)	(40)	(145)	(120)	(266)	(121)

Total Increase (Decrease) in Net Assets	—	(92)	(99)	(65)	(142)	(146)	(270)	(161)
Net Assets, Beginning of Period	—	108	99	81	163	146	270	187

Net Assets, End of Period	$—	$16	$—	$16	$21	$—	$—	$26

a	Formerly Roszel/BlackRock Relative Value Portfolio. Change effective August 4, 2008.
See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

	Divisions Investing In
	Roszel/	Roszel/	Roszel/	Roszel/	Roszel/	Roszel/	Roszel/	Roszel/
	AllianceBernstein	Delaware	Loomis Sayles	NWQ	Rittenhouse	Marsico	Cadence	Fayez Sarofim
	Large Cap	Small-Mid	Large Cap	Small Cap	Large Cap	Large Cap	Mid Cap	Large Cap
	Core	Cap Growth	Growth	Value	Growth	Growth	Growth	Core
(In thousands)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$—	$—	$—	$—	$—	$—	$—	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	—	—	—	—	(1)	(1)	(2)	—

Net Investment Income (Loss)	—	—	—	—	(1)	(1)	(2)	—

Realized and Unrealized Gains (Losses) On Investments:
Net Realized Gains (Losses) (Note 2)	—	(5)	(8)	(31)	(11)	(38)	(79)	8
Net Change In Unrealized Appreciation (Depreciation) During the Year	—	—	(10)	19	(17)	(6)	(2)	(11)
Capital Gain Distributions (Note 2)	—	—	7	2	7	1	25	—

Net Gain (Loss) on Investments	—	(5)	(11)	(10)	(21)	(43)	(56)	(3)

Increase (Decrease) in Net Assets Resulting from Operations	—	(5)	(11)	(10)	(22)	(44)	(58)	(3)

Contract Transactions:
Premiums Received from Contract Owners	—	—	—	—	—	—	—	—
Contract Owner Withdrawals	—	(6)	(28)	(14)	(42)	(86)	(73)	(1)
Net Transfers In (Out) (Note 3)	—	(44)	(57)	(52)	3	42	—	(75)
Contract Charges (Note 7)	—	—	—	—	—	—	—	—

Increase (Decrease) in Net Assets Resulting from Contract Transactions	—	(50)	(85)	(66)	(39)	(44)	(73)	(76)

Total Increase (Decrease) in Net Assets	—	(55)	(96)	(76)	(61)	(88)	(131)	(79)
Net Assets, Beginning of Period	—	55	96	76	87	88	131	79

Net Assets, End of Period	$—	$—	$—	$—	$26	$—	$—	$—

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2008

Divisions Investing In
Roszel/
Allianz
NFJ Mid
Cap Value
(In thousands)	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	—

Net Investment Income (Loss)	—

Realized and Unrealized Gains (Losses) On Investments:
Net Realized Gains (Losses) (Note 2)	(8)
Net Change In Unrealized Appreciation (Depreciation) During the Year	2
Capital Gain Distributions (Note 2)	4

Net Gain (Loss) on Investments	(2)

Increase (Decrease) in Net Assets Resulting from Operations	(2)

Contract Transactions:
Premiums Received from Contract Owners	—
Contract Owner Withdrawals	(23)
Net Transfers In (Out) (Note 3)	(6)
Contract Charges (Note 7)	—

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(29)

Total Increase (Decrease) in Net Assets	(31)
Net Assets, Beginning of Period	31

Net Assets, End of Period	$—

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
		Roszel/		Roszel/	Roszel/	Roszel/	Roszel/	Roszel/
	BlackRock	JPMorgan	Roszel/	Davis	Lord Abbett	Lord Abbett	BlackRock	BlackRock
	Money	International	Lazard	Large Cap	Government	Large Cap	Fixed-	Equity
	Market	Equity	International	Value	Securities	Value	Income	Dividend
(In thousands)	V.I. Fund	Portfolio a	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio b
Investment Income:
Ordinary Dividends (Note 2)	$1	$—	$1	$1	$9	$2	$11	$3

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(1)	(1)	(2)	(2)	(3)	(3)	(5)	(4)

Net Investment Income (Loss)	—	(1)	(1)	(1)	6	(1)	6	(1)

Realized and Unrealized Gains (Losses) On Investments:
Net Realized Gains (Losses) (Note 2)	—	4	14	—	—	(9)	(1)	1
Net Change In Unrealized Appreciation (Depreciation) During the Year	—	(7)	(23)	(6)	3	(4)	6	(30)
Capital Gain Distributions (Note 2)	—	1	12	6	—	16	—	22

Net Gain (Loss) on Investments	—	(2)	3	—	3	3	5	(7)

Increase (Decrease) in Net Assets Resulting from Operations	—	(3)	2	(1)	9	2	11	(8)

Contract Transactions:
Premiums Received from Contract Owners	—	—	—	—	—	—	—	—
Contract Owner Withdrawals	6	—	(20)	—	(17)	(26)	(2)	1
Net Transfers In (Out) (Note 3)	(6)	16	(38)	1	16	(78)	19	9
Contract Charges (Note 7)	—	—	—	—	—	—	—	—

Increase (Decrease) in Net Assets Resulting from Contract Transactions	—	16	(58)	1	(1)	(104)	17	10

Total Increase (Decrease) in Net Assets	—	13	(56)	—	8	(102)	28	2
Net Assets, Beginning of Period	—	95	155	81	155	248	242	185

Net Assets, End of Period	$—	$108	$99	$81	$163	$146	$270	$187

a	Formerly Roszel/William Blair International Portfolio. Change effective January 5, 2007.

b	Formerly Roszel/BlackRock Relative Value Portfolio. Change effective August 4, 2008.
See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
	Roszel/	Roszel/	Roszel/	Roszel/	Roszel/	Roszel/	Roszel/	Roszel/
	AllianceBernstein	Delaware	Loomis Sayles	NWQ	Rittenhouse	Marsico	Cadence	Fayez Sarofim
	Large Cap	Small-Mid	Large Cap	Small Cap	Large Cap	Large Cap	Mid Cap	Large Cap
	Core	Cap Growth	Growth	Value	Growth	Growth	Growth	Core
(In thousands)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio c	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$—	$—	$—	$—	$—	$—	$—	$1

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	—	(1)	(2)	(2)	(2)	(1)	—	(1)

Net Investment Income (Loss)	—	(1)	(2)	(2)	(2)	(1)	—	—

Realized and Unrealized Gains (Losses) On Investments:
Net Realized Gains (Losses) (Note 2)	—	1	—	7	1	—	—	—
Net Change In Unrealized Appreciation (Depreciation) During the Year	1	(8)	17	(33)	(2)	6	2	3
Capital Gain Distributions (Note 2)	—	16	—	22	11	—	2	2

Net Gain (Loss) on Investments	1	9	17	(4)	10	6	4	5

Increase (Decrease) in Net Assets Resulting from Operations	1	8	15	(6)	8	5	4	5

Contract Transactions:
Premiums Received from Contract Owners	—	—	—	—	—	—	—	—
Contract Owner Withdrawals	—	(14)	1	—	(40)	2	—	—
Net Transfers In (Out) (Note 3)	(20)	(2)	(4)	(70)	(11)	54	113	—
Contract Charges (Note 7)	—	—	—	—	—	—	—	—

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(20)	(16)	(3)	(70)	(51)	56	113	—

Total Increase (Decrease) in Net Assets	(19)	(8)	12	(76)	(43)	61	117	5
Net Assets, Beginning of Period	19	63	84	152	130	27	14	74

Net Assets, End of Period	$—	$55	$96	$76	$87	$88	$131	$79

c	Formerly Roszel/Franklin Mid Cap Growth Portfolio. Change effective March 30, 2007.
See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

Divisions Investing In
Roszel/
Allianz
NFJ Mid
Cap Value
(In thousands)	Portfolio d,e
Investment Income:
Ordinary Dividends (Note 2)	$1

Investment Expenses:
Asset-Based Insurance Charges (Note 7)	(1)

Net Investment Income (Loss)	—

Realized and Unrealized Gains (Losses) On Investments:
Net Realized Gains (Losses) (Note 2)	(9)
Net Change In Unrealized Appreciation (Depreciation) During the Year	7
Capital Gain Distributions (Note 2)	2

Net Gain (Loss) on Investments	—

Increase (Decrease) in Net Assets Resulting from Operations	—

Contract Transactions:
Premiums Received from Contract Owners	—
Contract Owner Withdrawals	(19)
Net Transfers In (Out) (Note 3)	(4)
Contract Charges (Note 7)	—

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(23)

Total Increase (Decrease) in Net Assets	(23)

Net Assets, Beginning of Period	54

Net Assets, End of Period	$31

d	Formerly Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio. Change effective August 8, 2007.

e	Formerly Roszel/Allianz NFJ Small-Mid Cap Value Portfolio. Change effective October 8, 2007.
See accompanying notes to financial statements.

5. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

(In thousands)	Purchases	Sales
BlackRock Money Market V.I. Fund	$474	$474
Roszel/JPMorgan International Equity Portfolio	93	73
Roszel/Lazard International Portfolio	45	103
Roszel/Davis Large Cap Value Portfolio	45	82
Roszel/Lord Abbett Government Securities Portfolio	23	167
Roszel/Lord Abbett Large Cap Value Portfolio	60	164
Roszel/BlackRock Fixed-Income Portfolio	24	289
Roszel/BlackRock Equity Dividend Portfolio	24	131
Roszel/AllianceBernstein Large Cap Core Portfolio	—	—
Roszel/Delaware Small-Mid Cap Growth Portfolio	—	49
Roszel/Loomis Sayles Large Cap Growth Portfolio	10	87
Roszel/NWQ Small Cap Value Portfolio	3	67
Roszel/Rittenhouse Large Cap Growth Portfolio	11	45
Roszel/Marsico Large Cap Growth Portfolio	44	88
Roszel/Cadence Mid Cap Growth Portfolio	25	74
Roszel/Fayez Sarofim Large Cap Core Portfolio	—	75
Roszel/Allianz NFJ Mid Cap Value Portfolio	5	30

6. UNIT VALUES
The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
The investment income ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values.
The recognition of investment income by the investment division is affected by the timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
The expense ratio represents the annualized contract expenses of the separate accounts, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
Total return:
The total return includes changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicated the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
BlackRock Money Market V.I. Fund

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	—	$10.47	$—	2.16%	1.85%	0.64%
2007	—	10.40	—	4.50	1.85	2.93
2006	—	10.11	—	—	1.85	2.63
2005	—	9.85	—	—	1.85	0.82
2004	2	9.77	15	0.80	1.85	-0.93
Roszel/JPMorgan International Equity Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	1	$10.60	$16	—%	1.85%	-42.58%
2007	6	18.45	108	0.63	1.85	5.87
2006	5	17.43	95	3.01	1.85	19.31
2005	1	14.61	20	—	1.85	14.77
2004	3	12.73	32	1.58	1.85	9.69
Roszel/Lazard International Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	—	$11.03	$—	3.70%	1.85%	-36.78%
2007	6	17.45	99	1.38	1.85	6.10
2006	9	16.44	155	1.23	1.85	20.61
2005	6	13.63	83	0.93	1.85	6.49
2004	9	12.80	116	0.57	1.85	14.16

6. UNIT VALUES (Continued)
Roszel/Davis Large Cap Value Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	2	$8.94	$16	1.85%	1.85%	-37.99%
2007	6	14.41	81	1.22	1.85	-0.17
2006	6	14.44	81	1.42	1.85	17.62
2005	8	12.27	94	0.93	1.85	2.25
2004	8	12.00	92	1.09	1.85	12.20
Roszel/Lord Abbett Government Securities Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	2	$12.25	$21	3.70%	1.85%	7.31%
2007	14	11.41	163	4.90	1.85	4.63
2006	14	10.91	155	4.43	1.85	1.72
2005	13	10.72	140	3.70	1.85	0.35
2004	31	10.68	337	3.25	1.85	2.10
Roszel/Lord Abbett Large Cap Value Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	—	$10.70	$—	1.85%	1.85%	-35.26%
2007	9	16.53	146	1.10	1.85	1.86
2006	15	16.23	248	1.00	1.85	16.14
2005	15	13.98	206	0.62	1.85	0.39
2004	35	13.92	493	0.43	1.85	10.55
Roszel/BlackRock Fixed-Income Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	—	$10.70	$—	3.70%	1.85%	-0.23%
2007	25	10.72	270	4.37	1.85	4.24
2006	24	10.29	242	3.73	1.85	1.28
2005	22	10.16	226	3.33	1.85	-0.87
2004	28	10.25	286	2.91	1.85	0.17
Roszel/BlackRock Equity Dividend Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	3	$8.46	$26	1.85%	1.85%	-42.60%
2007	12	14.73	187	1.61	1.85	-3.97
2006	12	15.34	185	1.54	1.85	17.76
2005	14	13.03	187	1.85	1.85	0.28
2004	19	12.99	246	1.15	1.85	11.94

6. UNIT VALUES (Continued)
Roszel/AllianceBernstein Large Cap Core Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	—	$6.49	$—	—%	1.85%	-49.89%
2007	—	12.94	—	—	1.85	11.02
2006	2	11.66	19	0.19	1.85	-0.02
2005	2	11.66	19	—	1.85	6.07
2004	3	10.99	33	0.55	1.85	1.90
Roszel/Delaware Small-Mid Cap Growth Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	—	$7.55	$—	—%	1.85%	-46.78%
2007	3	14.19	55	—	1.85	11.30
2006	5	12.75	63	—	1.85	7.84
2005	10	11.82	123	—	1.85	5.82
2004	13	11.17	143	—	1.85	10.65
Roszel/Loomis Sayles Large Cap Growth Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	—	$6.60	$—	—%	1.85%	-52.98%
2007	7	14.04	96	0.01	1.85	18.64
2006	7	11.83	84	—	1.85	-5.80
2005	7	12.56	86	—	1.85	8.28
2004	23	11.60	263	—	1.85	6.71
Roszel/NWQ Small Cap Value Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	—	$9.04	$—	—%	1.85%	-48.68%
2007	4	17.62	76	0.35	1.85	-7.23
2006	8	19.00	152	0.27	1.85	17.83
2005	9	16.12	153	—	1.85	9.82
2004	10	14.68	140	0.09	1.85	27.27
Roszel/Rittenhouse Large Cap Growth Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return
2008	3	$7.75	$26	—%	1.85%	-36.28%
2007	7	12.17	87	0.26	1.85	5.86
2006	11	11.49	130	0.34	1.85	7.86
2005	11	10.66	114	0.62	1.85	-1.50
2004	18	10.82	199	0.12	1.85	2.17

6. UNIT VALUES (Continued)
Roszel/Marsico Large Cap Growth Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return

2008	—	$8.05	$—	—%	1.85%	-43.49%
2007	6	14.24	88	—	1.85	20.09
2006	2	11.86	27	—	1.85	3.75
2005	2	11.43	26	—	1.85	1.04
2004	5	11.31	52	0.02	1.85	2.70
Roszel/Cadence Mid Cap Growth Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return

2008	—	$8.71	$—	—%	1.85%	-45.61%
2007	8	16.01	131	—	1.85	20.32
2006	1	13.30	14	—	1.85	5.63
2005	1	12.59	12	—	1.85	10.56
2004	5	11.39	56	—	1.85	4.38
Roszel/Fayez Sarofim Large Cap Core Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return

2008	—	$8.90	$—	—%	1.85%	-35.84%
2007	6	13.87	79	1.18	1.85	6.51
2006	6	13.02	74	1.78	1.85	11.03
2005	6	11.73	66	—	1.85	1.63
2004	7	11.54	78	0.30	1.85	3.33
Roszel/Allianz NFJ Mid Cap Value Portfolio

				Investment
			Net Assets	Income	Expense	Total
December 31,	Units (000’s)	Unit Value	(000’s)	Ratio	Ratio	Return

2008	—	$7.25	$—	3.56%	1.85%	-39.80%
2007	2	12.05	31	1.50	1.85	-0.78
2006	4	12.14	54	1.11	1.85	10.71
2005	4	10.97	48	—	1.85	-1.34
2004	7	11.16	74	—	1.85	8.34

7. CHARGES AND FEES
The following table is a listing of all expenses charged to the separate account. Mortality and expense and administrative charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charges:
Mortality and expense charge	Daily — reduction of unit values	1.85% annually

Contract Charges:
Contract maintenance charge	Annually — redemption of units	$50 at the end of each contract year and upon a full withdrawal only if the greater of contract value , or premiums less withdrawals, is less than $75,000.

Transfer fee	Per incident — redemption of units	$25 for each transfer after the twelfth transfer in a contract year.

8. UNITS ISSUED AND REDEEMED
Units issued and redeemed during 2008 and 2007 were as follows:

		Roszel/JPMorgan			Roszel/Lord Abbett
	BlackRock Money	International Equity	Roszel/Lazard	Roszel/Davis Large Cap	Government Securities	Roszel/Lord Abbett Large	Roszel/BlackRock Fixed-
(In thousands)	Market V.I. Fund	Portfolio	International Portfolio	Value Portfolio	Portfolio	Cap Value Portfolio	Income Portfolio
Outstanding at January 1, 2007	—	5	9	6	14	15	24
Activity during 2007:
Issued	56	5	2	—	2	—	2
Redeemed	(56)	(4)	(5)	—	(2)	(6)	(1)

Outstanding at December 31, 2007	—	6	6	6	14	9	25
Activity during 2008:
Issued	45	3	2	3	2	3	2
Redeemed	(45)	(8)	(8)	(7)	(14)	(12)	(27)

Outstanding at December 31, 2008	—	1	—	2	2	—	—

	Roszel/BlackRock	Roszel/Alliance	Roszel/Delaware
	Equity Dividend	Bernstein Large	Small-Mid Cap	Roszel/Loomis Sayles Large	Roszel/NWQ Small Cap	Roszel/Rittenhouse Large	Roszel/Marsico Large
(In thousands)	Portfolio	Cap Core Portfolio	Growth Portfolio	Cap Growth Portfolio	Value Portfolio	Cap Growth Portfolio	Cap Growth Portfolio
Outstanding at January 1, 2007	12	2	5	7	8	11	2
Activity during 2007:
Issued	1	—	—	—	—	—	4
Redeemed	(1)	(2)	(2)	—	(4)	(4)	—

Outstanding at December 31, 2007	12	—	3	7	4	7	6
Activity during 2008:
Issued	1	—	—	—	—	—	4
Redeemed	(10)	—	(3)	(7)	(4)	(4)	(10)

Outstanding at December 31, 2008	3	—	—	—	—	3	—

			Roszel/Allianz NFJ
	Roszel/Cadence Mid	Roszel/Fayez Sarofim	Mid Cap Value
(In thousands)	Cap Growth Portfolio	Large Cap Core Portfolio	Portfolio
Outstanding at January 1, 2007	1	6	4
Activity during 2007:
Issued	7	—	—
Redeemed	—	—	(2)

Outstanding at December 31, 2007	8	6	2
Activity during 2008:
Issued	—	—	—
Redeemed	(8)	(6)	(2)

Outstanding at December 31, 2008	—	—	—

[Ernst & Young LLP]
Report of Independent Registered Public Accounting Firm
The Board of Directors
ML Life Insurance Company of New York
We have audited the accompanying balance sheets of ML Life Insurance Company of New York as of December 31, 2008 and 2007, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ML Life Insurance Company of New York as of December 31, 2008 and 2007, and the results of its operations and its cash flows for the years then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 25, 2009

[Deloitte & Touche LLP]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors
ML Life Insurance Company of New York
We have audited the accompanying statements of income, comprehensive income, stockholder’s equity, and cash flows of ML Life Insurance Company of New York (the “Company”) for the year ended December 31, 2006.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.
In our opinion, such financial statements present fairly, in all material respects, the results of operations and cash flows of ML Life Insurance Company of New York for the year ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
March 2, 2007

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
BALANCE SHEETS

	December 31
	2008	2007
(dollars in thousands, except share data)	Successor
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2008 - $127,986; 2007 - $100,231)	$115,834	$100,231
Equity available-for-sale securities, at estimated fair value (cost: 2008 - $257; 2007 - $1,126)	163	1,126
Policy loans	67,387	69,165

Total investments	183,384	170,522

Cash and cash equivalents	29,973	60,406
Accrued investment income	3,158	2,866
Deferred policy acquisition costs	373	—
Deferred sales inducements	165	—
Value of business acquired	41,525	44,024
Other intangibles	—	8,330
Goodwill	500	6,882
Federal income taxes — current	1,443	836
Federal income taxes — deferred	5,183	—
Reinsurance receivables	680	925
Other assets	5,018	5,200
Separate Accounts assets	598,438	925,828

Total Assets	$869,840	$1,225,819

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$135,062	$140,782
Future policy benefits	19,872	22,764
Claims and claims settlement expenses	2,096	4,618

	157,030	168,164

Other policyholder funds	204	989
Affiliated payables — net	49	—
Other liabilities	827	—
Separate Accounts liabilities	598,438	925,828

Total Liabilities	756,548	1,094,981

Stockholder’s Equity
Common stock ($10 par value; 220,000 shares authorized, issued and outstanding)	2,200	2,200
Additional paid-in capital	128,638	128,638
Accumulated other comprehensive loss, net of taxes	(8,333)	—
Retained deficit	(9,213)	—

Total Stockholder’s Equity	113,292	130,838

Total Liabilities and Stockholder’s Equity	$869,840	$1,225,819

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF INCOME

	For the Years Ended December 31,
	2008	2007	2006
(dollars in thousands)	Successor	Predecessor	Predecessor
Revenues
Policy charge revenue	$18,531	$20,782	$19,577
Net investment income	11,066	11,246	11,523
Net realized investment gains (losses)	782	1,141	(71)

Total Revenues	30,379	33,169	31,029

Benefits and Expenses
Interest credited to policyholder liabilities	6,180	7,643	7,823
Policy benefits (net of reinsurance recoveries:
2008 - $496; 2007 - $1,846; 2006 - $1,219)	2,625	2,069	2,608
Reinsurance premium ceded	1,404	1,872	1,915
Amortization of deferred policy acquisition costs	31	2,184	3,269
Amortization of value of business acquired	9,025	—	—
Amortization of other intangibles	368	—	—
Impairment charges	9,879	—	—
Insurance expenses and taxes	5,544	3,942	4,424

Total Benefits and Expenses	35,056	17,710	20,039

Income (Loss) Before Taxes	(4,677)	15,459	10,990

Federal Income Tax Expense (Benefit)
Current	—	3,786	3,656
Deferred	(2,464)	1,062	(230)

Federal Income Tax Expense (Benefit)	(2,464)	4,848	3,426

Net Income (Loss)	$(2,213)	$10,611	$7,564

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2008	2007	2006
(dollars in thousands)	Successor	Predecessor	Predecessor
Net Income (Loss)	$(2,213)	$10,611	$7,564

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	(12,246)	499	509
Reclassification adjustment for gains included in net income	—	(2)	(71)

	(12,246)	497	438

Adjustments:
Policyholder liabilities	(83)	(20)	214
Deferred policy acquisition costs	(38)	—	—
Value of business acquired	(454)	—	—
Deferred federal income taxes	4,488	(167)	(228)

	3,913	(187)	(14)

Total other comprehensive income (loss), net of taxes	(8,333)	310	424

Comprehensive Income (Loss)	$(10,546)	$10,921	$7,988

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF STOCKHOLDER’S EQUITY

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-in	Comprehensive	Earnings	Stockholder’s
(dollars in thousands)	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance, January 1, 2006 (Predecessor)	$2,200	$52,310	$(1,177)	$30,556	$83,889
Net income				7,564	7,564
Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(4,111)	(4,111)
Other comprehensive income, net of taxes			424		424

Balance, January 1, 2007 (Predecessor)	2,200	52,310	(753)	34,009	87,766
Net income				10,611	10,611
Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(5,453)	(5,453)
Other comprehensive income, net of taxes			310		310

Balance, at date of acquisition, (Predecessor)	2,200	52,310	(443)	39,167	93,234
Effect of push down accounting of AEGON USA, LLC.’s purchase price on ML Life Insurance Company of New York’s net assets acquired		76,328	443	(39,167)	37,604

Balance, December 31, 2007 (Successor)	2,200	128,638	—	—	130,838
Net loss				(2,213)	(2,213)
Cash dividend paid to AEGON USA, LLC.				(7,000)	(7,000)
Other comprehensive loss, net of taxes			(8,333)		(8,333)

Balance, December 31, 2008 (Successor)	$2,200	$128,638	$(8,333)	$(9,213)	$113,292

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2008	2007	2006
(dollars in thousands)	Successor	Predecessor	Predecessor
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(2,213)	$10,611	$7,564
Adjustment to reconcile net income (loss) to net cash and cash equivalents provided by operating activities:
Changes in:
Deferred policy acquisition costs	(411)	433	553
Deferred sales inducements	(165)	(557)	(1,239)
Value of business acquired	9,025	—	—
Other intangibles	368	—	—
Benefit reserves	(1,290)	(592)	56
Federal income tax accruals	(3,178)	1,062	(230)
Claims and claims settlement expenses	(2,522)	(3,883)	5,172
Other policyholder funds	(785)	310	415
Other operating assets and liabilities, net	1,091	(2,559)	(3,987)
Amortization (accretion) of investments	(64)	238	603
Impairment charges	9,879	—	—
Interest credited to policyholder liabilities	6,180	7,643	7,823
Net realized investment (gains) losses	(782)	(1,141)	71

Net cash and cash equivalents provided by operating activities	15,133	11,565	16,801

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities	32,068	12,210	22,173
Maturities of available-for-sale securities	36,215	41,362	41,403
Purchases of available-for-sale securities	(95,749)	(19,808)	(32,653)
Net settlements on futures contracts	1,273	—	—
Policy loans on insurance contracts, net	1,778	3,614	1,614

Net cash and cash equivalents provided by (used in) investing activities	(24,415)	37,378	32,537

CASH FLOWS FROM FINANCING ACTIVITIES
Cash dividend paid to AEGON USA, LLC.	(7,000)	—	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—	(5,453)	(4,111)
Policyholder deposits	9,090	32,544	52,072
Policyholder withdrawals	(23,241)	(51,580)	(75,997)

Net cash and cash equivalents used in financing activities	(21,151)	(24,489)	(28,036)

Net increase (decrease) in cash and cash equivalents (1)	(30,433)	24,454	21,302
Cash and cash equivalents, beginning of year	60,406	35,952	14,650

Cash and cash equivalents, end of year	$29,973	$60,406	$35,952

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2008 — $6; 2007 — $0; 2006 — $0); interest paid (2008 — $9; 2007 — $74; 2006 — $179); federal income taxes paid (2008 — $1,443; 2007 — $5,686; 2006 — $3,234); and federal income taxes received (2008 — $729; 2007 — $0; 2006 — $0)
See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC.)
NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)
Note 1. Summary of Significant Accounting Policies
Description of Business
ML Life Insurance Company of New York (“MLLICNY” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC. (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 20 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.
On December 28, 2007 (the “acquisition date”), MLLICNY and its affiliate, Merrill Lynch Life Insurance Company (“MLLIC”) were acquired by AUSA for $0.13 billion and $1.12 billion, respectively for a total price for both entities of $1.25 billion. Prior to the acquisition date, MLLICNY was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. (“MLIG”), which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”). See Note 2 for additional information on the adjustments to the initial purchase price allocation related to this transaction.
The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated (“MLPF&S”).
Basis of Reporting
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting practices (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.
On December 28, 2007, AUSA completed the acquisition of MLLICNY and its affiliate, MLLIC. In accordance with Statement of Financial Accounting Standard (“SFAS”) No. 141, Business Combinations , and SFAS No. 142, Goodwill and Other Intangibles, the acquisition was accounted for by AUSA using the purchase method of accounting, which requires the assets and liabilities of the Company to be identified and measured at their estimated fair values as of the acquisition date. The estimated fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the acquisition date becomes available. See Note 2 for additional information on the adjustments to the initial purchase price allocation.
In addition, as required by the U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary , the purchase method of accounting applied by AUSA to the acquired assets and liabilities associated with the Company has been “pushed down” to the financial statements of the Company, thereby establishing a new basis of accounting. As a result, the Company follows AUSA’s accounting policies subsequent to the acquisition date. This new basis of accounting is referred to as the “successor basis”, while the historical basis of accounting is referred to as the “predecessor basis’’. In general, all 2008 amounts as well as Balance Sheet amounts for 2007 are representative of the successor basis of accounting while the Statements of Income, Stockholder’s Equity, Comprehensive Income, and Cash Flows amounts for 2007 and 2006 are representative of the predecessor basis of accounting. Financial statements included herein for periods prior and subsequent to the acquisition date are labeled “Predecessor” and “Successor”, respectively.
Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. These reclassifications have no effect on net income or stockholder’s equity of the prior years.
Accounting Estimates and Assumptions
The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, goodwill, value of business acquired, other intangibles, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments
Fixed maturity and equity securities
The Company’s investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes. These changes in estimated fair value are not reflected in the Statements of Income until a sale transaction occurs or when declines in fair value are deemed other-than-temporary.
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the amortized cost is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, rating agency announcements, or news wire services) and the Company’s ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.
For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Subsequent to December 28, 2007, realized gains and losses on the sale or maturity of investments are determined on the first-in, first-out (“FIFO”) basis. Prior to December 28, 2007, realized gains and losses on the sale or maturity of investments were determined on the basis of specific identification.
Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor’s (“S&P”) or similar rating agency rating lower than BBB-.
For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the Balance Sheets.
Each month, the Company performs an analysis of the information obtained from third party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events.
Policy loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Derivative Instruments
Derivatives are financial instruments in which the value changes in response to an underlying variable, that require little or no net initial investment and are settled at a future date. All derivatives recognized on the Balance Sheets are carried at fair value. All changes in fair value are recognized in the Statements of Income. The fair value for exchange traded derivatives, such as futures, is calculated net of the interest accrued to date and is based on quoted market prices. Net settlements on the futures contracts occur daily.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.

Deferred Policy Acquisition Costs (“DAC”)
Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.
Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Income are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.
The most significant assumptions involved in the estimation of future gross profits are future net Separate Accounts performance, surrender rates, mortality rates and reinsurance costs. For variable annuities, the Company generally establishes a long-term rate of net Separate Accounts growth. If returns over a determined historical period differ from the long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. The result is that the long-term rate is assumed to be realized over a specified period. However, the long-term rate may be adjusted if expectations change. This method for projecting market returns is known as reversion to the mean, a standard industry practice. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. Additionally, the Company may modify the rate of net Separate Accounts growth over the short term to reflect near-term expectations of the economy and financial market performance in which Separate Accounts assets are invested. Surrender and mortality rates for all variable contracts are based on historical experience and a projection of future experience.
Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or benefit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs.
At December 31, 2008, variable annuities accounted for the Company’s entire DAC asset. At December 31, 2007, the DAC balance was zero as a result of push down accounting at the acquisition date. See Note 6 to the Financial Statements for further discussion.
Deferred Sales Inducements (“DSI”)
The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.
The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2008, variable annuities accounted for the Company’s entire DSI asset. At December 31, 2007, the DSI balance was zero as a result of push down accounting at the acquisition date.

Value of Business Acquired (“VOBA”)
VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, separate account performance, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. This practice assumes that the expectations for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. See Note 5 to the Financial Statements for further discussion.
Other Intangibles
Other intangible assets acquired at the acquisition date are a distribution agreement, a trade name and a non-compete agreement. The trade name and the non-compete are required to be amortized on a straight-line basis over their useful life of five years. The distribution intangible is amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years. The entire asset amount has been allocated to annuities. The carrying values of the intangibles are reviewed periodically for indicators of impairment in value including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) the profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant business operation. See Note 5 to the Financial Statements for further discussion.
Goodwill
Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Under SFAS No. 142, goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. See Note 5 to the Financial Statements for further discussion.
Separate Accounts
The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.
Policyholder Account Balances
The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

2008
Interest-sensitive life products	4.00%
Interest-sensitive deferred annuities	3.00% — 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.
Future Policy Benefits
The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 7 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

2008
Interest rates used for liabilities	2.55% — 5.75%
Revenue Recognition
Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.
Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned. The Company does not currently manufacture variable life insurance contracts.
Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.
Claims and Claims Settlement Expenses
Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.
Federal Income Taxes
The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.
For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by AUSA in connection with the purchase of the Company. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the acquisition date resulting in a change to the related deferred income taxes.
Subsequent to acquisition, the Company will file a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. The results of operations of the Company through December 28, 2007 were included in the consolidated federal income tax return of ML&Co. The Company had entered into a tax-sharing agreement with ML&Co. whereby the Company calculated its current tax provision based on its operations and periodically remitted its current federal income tax liability to ML&Co. The tax-sharing agreement with ML&Co. was terminated on December 28, 2007. The Company has not entered into a new tax sharing agreement.
The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

Recent Accounting Pronouncements
Current Adoption of Recent Accounting Pronouncements
In January 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF 99-20-1, Amendments to the Impairment and Interest Income Measurement Guidance of EITF Issue No. 99-20 (“FSP EITF 99-20-1”). The FSP amends the impairment and related interest income measurement guidance in EITF 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred for debt securities classified as available-for-sale or held-to-maturity. The FSP permits the use of reasonable management judgment about the probability that the company will be able to collect all amounts due while previously EITF 99-20 required the use of market participant assumptions which could not be overcome by management judgment. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, Accounting for Certain Investments in Debt and Equity Securities, and other related guidance. The FSP became effective for interim and annual reporting periods ending after December 15, 2008, and shall be applied prospectively. The Company adopted FSP EITF 99-20-1 on December 31, 2008 and it had no material impact on the Company’s financial statements.
In October 2008, the FASB issued FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active. The FSP clarifies the application of SFAS No. 157, Fair Value Measurements, in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. The key considerations illustrated in the FSP No. FAS 157-3 example include the use of an entity’s own assumptions about future cash flows and appropriately risk-adjusted discount rates, appropriate risk adjustments for nonperformance and liquidity risks, and the reliance that an entity should place on quotes that do not reflect the result of market transactions. The FSP became effective upon issuance. The FSP adoption did not have a material impact on the Company’s financial statements.
In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP amends FASB Interpretation No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require additional disclosure about the current status of the payment/performance risk of a guarantee. The provisions of the FSP that amended SFAS No. 133 and Interpretation No. 45 are effective for reporting periods (annual or interim) ending after November 15, 2008. The Company adopted FSP No. FAS 133-1 and FIN 45-4 on December 31, 2008. The adoption did not have a material impact on the Company’s financial statements.
In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles. This Statement identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements. SFAS No. 162 became effective on November 15, 2008. The adoption of this Statement did not have a material impact on the Company’s financial statements.
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. The Company adopted SFAS No. 159 on January 1, 2008. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures.
In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with early adoption permitted provided the entity has not yet issued financial statements for the fiscal year, including any interim periods. The provisions of SFAS No. 157 are to be applied prospectively. The Company adopted SFAS No. 157 on January 1, 2008. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures.

Future Adoption of Recent Accounting Pronouncements
In April 2008, the FASB issued FASB Staff Position No. FAS 142-3, Determination of the Useful Life of Intangible Assets (“FSP No. FAS 142-3”). The FSP amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets. FSP No. FAS 142-3 requires entities estimating the useful life of a recognized intangible asset to consider their historical experience in renewing or extending similar arrangements or, in the absence of historical experience, to consider assumptions that market participants would use about renewal or extension as adjusted for entity-specific factors included in SFAS No. 142. The guidance in FSP No. FAS 142-3 is effective for fiscal years beginning after December 15, 2008. The Company expects to adopt FSP No. FAS 142-3 on January 1, 2009, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
The FSP also clarifies that the disclosures required by SFAS No. 161 should be provided for any reporting period (annual or quarterly interim) beginning after November 15, 2008. This is consistent with the Company’s plan for adoption of SFAS No. 161 on January 1, 2009.
In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133. This Statement amends and expands the disclosure requirements in SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008 with early application permitted. The Company expects to adopt SFAS No. 161 on January 1, 2009, which affects disclosures and therefore will not impact the Company’s results of operations or financial position. In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statement. This statement amends Accounting Research Bulletin No. 51, Consolidated Financial Statements. Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS No. 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS No. 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS No. 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS No. 160 on January 1, 2009 and does not expect the adoption to have a material impact on the results of operation or financial position.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (“SFAS No. 141(R)”). This statement replaces SFAS No. 141, Business Combinations and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. SFAS No. 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS No. 141(R) effective date shall not be adjusted upon adoption of SFAS No. 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS No. 141(R) and will apply its requirements to acquisitions occurring on or after January 1, 2009, and does not expect the adoption to have a material impact on the results of operation or financial position.
Note 2. Adjustments to Initial Purchase Price Allocation
On December 28, 2007, the Company and its affiliate, MLLIC, were acquired by AUSA for $0.13 billion and $1.12 billion, respectively, for a total price for both entities of $1.25 billion. The allocation of the purchase price to the entities was based on their relative value. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company utilized December 31, 2007 as the acquisition date.

In addition, on December 28, 2007, ML&Co. and AUSA entered into a transition services agreement whereby ML&Co. is to provide certain outsourced third-party services required for the normal operations of the business and other services necessary for the migration to AUSA’s infrastructure. These services may be provided for a period of up to two years.
The purchase price was initially allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair value as of the acquisition date. The Company made refinements during 2008 to the initial estimated fair values as additional information became available. The following adjustments as of December 31, 2008 were made to the initial purchase price allocation:

	Purchase Price Allocation
	December 31,		December 31
	2007	Adjustments	2008 (a)
Value of business acquired, gross	$44,024	$6,829	$50,853
Goodwill	6,882	(3,286)	3,596
Other intangibles	8,330	(1,180)	7,150
Federal income taxes — current	836	(107)	729
Reinsurance receivable	925	26	951
Other assets	5,200	50	5,250

Policyholder account balances	140,782	4,129	144,911
Future policy benefits	22,764	(3,566)	19,198
Federal income taxes — deferred	—	1,769	1,769

(a)	This reflects the December 31, 2008 balance before adjustments for unrealized gains (losses) on investments, amortization and/or impairments.
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
The value of the distribution agreement reflects the estimated fair value of the Company’s distribution agreement acquired at the acquisition date. The value of the distribution agreement is based on actuarially determined projections of future sales during the term of the agreement. The distribution intangible will be amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years.
The value of the trade name and the non-compete agreement reflects the estimated fair value of the trade name and the non-compete agreement at the acquisition date and will be amortized over the five year contractual agreement on a straight-line basis.
If actual experience under the distribution agreement, the trade name and the non-compete agreements differ from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.
For purposes of calculating the VOBA and other intangible assets relating to the acquisition, management considered the Company’s weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 9% and 11% were used for VOBA for the life and annuity segments, respectively. A discount rate of 12% was used to value the distribution agreement, the trade name and the non-compete agreement intangible assets. See Note 5 to the Financial Statements for further discussion on VOBA, Other Intangibles and Goodwill.
Note 3. Fair Value of Financial Instruments
Fair Value Measurements
SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis at December 31, 2008:

	2008
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$2,316	$108,410	$5,108	$115,834
Equity securities (a)	—	163	—	163
Cash and cash equivalents (b)	—	33,253	—	33,253
Separate Accounts assets (c)	598,438	—	—	598,438

Total assets	$600,754	$141,826	$5,108	$747,688

Liabilities
Future policy benefits (embedded derivatives only) (d)	$—	$—	$(3,179)	$(3,179)

Total liabilities	$—	$—	$(3,179)	$(3,179)

(a)	For publicly traded securities (Level 1), fair value is determined using quoted market prices. For securities without a readily ascertainable market value (Level 2), the Company utilizes pricing services and corroborated broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the date of the Balance Sheet. Level 3 consists of two types of securities: a) securities whose fair value is estimated based on non-binding broker quotes and b) immaterial mortgage backed securities without a readily ascertainable market value whose amortized cost equals fair value.

(b)	Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the above mentioned table.

(c)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

(d)	The Company records liabilities, which can be either positive or negative, for contracts containing guaranteed minimum withdrawal benefits (“GMWB”) and reinsurance on guaranteed minimum income benefit (“GMIB reinsurance”) riders in accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The GMWB and GMIB reinsurance provisions are treated as an embedded derivative and are required to be reported separately from the host variable annuity contract. The fair value of the GMWB and GMIB reinsurance obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions.

The Company’s Level 3 assets consist of securities whose fair value is estimated based on non-binding broker quotes. The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2008:

Fixed Maturity
Balance at December 31, 2007	$1,244

Total unrealized loss (a)	(1,166)
Purchases (sales) — net	3,002
Transfers into Level 3 — net	2,007
Changes in valuation (b)	21

Balance at December 31, 2008 (c)	$5,108

(a)	Recorded as a component of other comprehensive income (loss).

(b)	Recorded as a component of net investment income in the Statements of Income.

(c)	Recorded as a component of fixed maturity available-for-sale securities in the Balance Sheets.
In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. During the year, the transfers to Level 3 principally related to securities which were valued based on broker quotes that could not be corroborated.
The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2008:

		GMIB
	GMWB	Reinsurance
Balance at December 31, 2007	$595	$(395)

Purchase price adjustment	(267)	(1,078)
Changes in valuation (a)	3,942	(5,976)

Balance at December 31, 2008 (b)	$4,270	$(7,449)

(a)	Recorded as a component of policy benefits in the Statements of Income.

(b)	Recorded as a component of future policy benefits in the Balance Sheets.

Note 4. Investments
Fixed Maturity and Equity Securities
The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities at December 31 were:

	2008
	Successor
				Estimated
	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value
Fixed maturity securities:
Corporate securities	$78,355	$642	$(6,632)	$72,365
Mortgage-backed securities and other asset backed securities	43,381	176	(6,361)	37,196
U.S. Government and agencies	2,200	116	—	2,316
Foreign governments	4,050	167	(260)	3,957

Total fixed maturity securities	$127,986	$1,101	$(13,253)	$115,834

Equity securities — preferred stocks	$257	$—	$(94)	$163

2007
Successor
Estimated
Fair
Value (a)
Fixed maturity securities:
Corporate securities	$73,852
Mortgage-backed securities and other asset backed securities	13,701
U.S. Government and agencies	8,877
Foreign governments	3,801

Total fixed maturity securities	$100,231

Equity securities — preferred stocks	$1,126

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.
The amortized cost and estimated fair value of fixed maturity securities by investment grade at December 31 were:

	2008		2007
	Successor
		Estimated	Estimated
	Amortized	Fair	Fair
	Cost	Value	Value (a)
Investment grade	$120,799	$110,412	$99,301
Below investment grade	7,187	5,422	930

Total fixed maturity securities	$127,986	$115,834	$100,231

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
At December 31, 2008 and 2007, the estimated fair value of fixed maturity securities rated BBB- were $2,649 and $3,063, respectively, which is the lowest investment grade rating given by S&P.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by expected maturity were:

	2008		2007
	Successor
		Estimated	Estimated
	Amortized	Fair	Fair
	Cost	Value	Value (a)
Fixed maturity securities:
Due in one year or less	$10,392	$10,373	$35,520
Due after one year through five years	25,519	24,166	34,794
Due after five years through ten years	39,921	37,053	9,804
Due after ten years	8,773	7,046	6,412

	84,605	78,638	86,530
Mortgage-backed securities and other asset backed securities	43,381	37,196	13,701

Total fixed maturity securities	$127,986	$115,834	$100,231

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
The Company had investment securities with an estimated fair value of $998 and $852 that were deposited with insurance regulatory authorities at December 31, 2008 and 2007, respectively.
Unrealized Gains (Losses) on Fixed Maturity and Equity Securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes. The estimated fair value and gross unrealized losses of fixed maturity and equity securities aggregated by length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	2008 (a)
	Successor
	Estimated		Continuous Gross
	Fair	Amortized	Unrealized
	Value	Cost	Losses
Less than or equal to 90 days:
Fixed maturities
Corporate securities	$17,174	$19,027	$(1,853)
Mortgage-backed securities and other asset backed	8,379	10,113	(1,734)
Foreign governments	680	923	(243)
Equities	35	80	(45)

	26,268	30,143	(3,875)

Greater than 90 days but less than or equal to 180 days:
Fixed maturities
Corporate securities	14,378	16,417	(2,039)
Mortgage-backed securities and other asset backed	18,130	21,323	(3,193)
Foreign governments	318	335	(17)

	$32,826	$38,075	$(5,249)

	2008 (a)
	Successor
	Estimated		Continuous Gross
	Fair	Amortized	Unrealized
(continued)	Value	Cost	Losses
Greater than 180 days but less than or equal to 270 days:
Fixed maturities
Corporate securities	$10,333	$11,348	$(1,015)
Mortgage-backed securities and other asset backed	888	1,353	(465)

	11,221	12,701	(1,480)

Greater than 270 days but less than or equal to one year:
Fixed maturities
Corporate securities	4,643	6,368	(1,725)
Mortgage-backed securities and other asset backed	910	1,879	(969)
Equities	128	177	(49)

	5,681	8,424	(2,743)

Total	$75,996	$89,343	$(13,347)

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
The total number of securities in an unrealized loss position was 126 at December 31, 2008.
The estimated fair value, gross unrealized losses and number of securities where the fair value had declined below amortized cost by greater than 20% and greater than 40% were as follows:

	2008 (a)
	Successor
	Fair	Gross Unrealized	Number of
	Value	Losses	Securities
Decline > 20%
Less than or equal to 90 days	$5,940	$(2,203)	8
Greater than 90 days but less than or equal to 180 days	5,023	(1,779)	8
Greater than 180 days but less than or equal to 270 days	1,257	(871)	4
Greater than 270 days but less than or equal to one year	3,004	(2,699)	11

Total	$15,224	$(7,552)	31

Decline > 40%
Less than or equal to 90 days	$638	$(660)	3
Greater than 90 days but less than or equal to 180 days	793	(681)	3
Greater than 180 days but less than or equal to 270 days	270	(379)	2
Greater than 270 days but less than or equal to one year	2,403	(2,384)	7

Total	$4,104	$(4,104)	15

(a)	In accordance with push down accounting, amortized cost was equal to estimated fair value at December 31, 2007.
Unrealized losses incurred during 2008 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. The Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

The components of net unrealized loss included in accumulated other comprehensive loss, net of taxes were as follows:

December 31
2008 (a)
Assets
Fixed maturity securities	$(12,152)
Equity securities	(94)
Deferred policy acquisitions costs	(38)
Value of business acquired	(454)

(12,738)

Liabilities
Policyholder account balances	(83)
Federal income taxes — deferred	4,488

4,405

Stockholder’s equity
Accumulated other comprehensive loss, net of taxes (a)	$(8,333)

(a)	At December 31, 2007 accumulated other comprehensive loss, net of taxes, was zero as a result of push down accounting at the acquisition date.
The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.
Derivatives
The Company uses derivatives to manage the capital market risk associated with the GMWB. The derivatives, which are S&P’s 500 Composite Stock Price Index futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. The Company will not seek hedge accounting on these hedges because, in most cases, the derivatives’ change in value will create a natural offset in the Income Statement with the change in reserves. As of December 31, 2008, the Company had 10 outstanding short futures contracts with a notional value of $2,250. There were no futures contracts as of December 31, 2007.
Net Investment Income
Net investment income (loss) by source for the years ended December 31 was as follows:

	2008	2007	2006
	Successor	Predecessor
Fixed maturity securities	$6,326	$5,727	$6,930
Policy loans on insurance contracts	3,279	3,385	3,560
Cash and cash equivalents	1,638	2,300	1,397
Equity securities	38	71	53
Other	—	12	(20)

Gross investment income	11,281	11,495	11,920
Less investment expenses	(215)	(249)	(397)

Net investment income	$11,066	$11,246	$11,523

Realized Investment Gains (Losses)
Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were as follows:

	2008	2007	2006
	Successor	Predecessor
Proceeds	$32,068	$12,210	$22,173
Gross realized investment gains	461	1,268	89
Gross realized investment losses	1,104	127	160

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $31,658, $7,619 and $11,552 for the years ended December 31, 2008, 2007 and 2006, respectively.
During 2008, 2007 and 2006 the Company incurred realized investment gains (losses) in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.
Net realized investment gains (losses) for the years ended December 31 were as follows:

	2008	2007	2006
	Successor	Predecessor
Fixed maturity securities	$(628)	$1,141	$(71)
Equity securities	(15)	—	—
Derivatives	1,273	—	—
Associated amortization on VOBA	152	—	—

Net realized investment gains (losses)	$782	$1,141	$(71)

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the amortized cost is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For 2008, the Company recorded a $626 realized investment loss on securities deemed to have incurred other-than-temporary declines in fair value. For 2008 there was associated amortization of value of business acquired on the other-than-temporary declines in fair value of $106. There were no realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value for the years ended December 31, 2007 and 2006.
Note 5. VOBA, Other Intangibles and Goodwill
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
The change in the carrying amount of VOBA for 2008 was as follows:

VOBA	2008
Purchase price adjustment	$6,829
Accretion (amortization) expense	(2,239)
Unlocking	(6,786)
Amortization related to realized losses on investments and derivatives	152
Adjustment related to unrealized gains on investments	(454)

Change in VOBA carrying amount	$(2,499)

During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking. In addition, the unlocking includes an impairment charge of $4,326 as estimated future gross profits were less than the unamortized balance.
The estimated future amortization of VOBA from 2009 to 2013 is as follows:

2009	$2,863
2010	$2,933
2011	$3,075
2012	$3,093
2013	$3,210

Other intangibles include the estimated fair values of the distribution agreement, the trade name and the non-compete agreement acquired at the acquisition date. The Company reviews other intangible assets when certain events or circumstances exist, while goodwill is reviewed for impairment on an annual basis and on an interim basis when certain events or circumstances exist. A review was performed at September 30, 2008 and there was no indication of impairment for goodwill or other intangibles. However during the 4th quarter the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on MLLICNY. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance ($6,783) and the entire goodwill balance except for the amount related to MLLICNY’s state licenses ($3,096) at December 31, 2008.
Note 6. DAC and DSI
At acquisition, DAC and DSI were zero as a result of push down accounting. The carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2007 (Predecessor)	$22,485	$1,840
Capitalization	1,751	714
Normal amortization	(4,009)	(182)
Unlocking	1,825	25
Push down accounting adjustment	(22,052)	(2,397)

Balance, December 31, 2007 (Successor)	—	—

Capitalization	442	177
Normal amortization	11	1
Unlocking	(42)	(13)
Adjustment related to unrealized gain on investments	(38)	—

Balance, December 31, 2008 (Successor)	$373	$165

During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking. Unlocking during 2007 was impacted by fluctuations in actual Separate Accounts returns as compared to assumptions. The impact of unlocking was mitigated to a certain extent by the application of the mean reversion technique.
During 2007, the Company revised its mortality assumptions and historical claims relating to its variable life insurance products which were favorable as compared to expectations. In addition, the Company updated its DAC model to reflect actual market returns for its variable annuity products, which were favorable as compared to expectations, consistent with the application of the reversion to the mean approach.
Note 7. Variable Contracts Containing Guaranteed Benefits
Variable Annuity Contracts Containing Guaranteed Benefits
The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:
•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in the first quarter 2006.
The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

	GMDB	GMIB	GMWB
2008
Net amount at risk (a)	$167,799	$54,279	$11,327
Average attained age of contract owners	69	62	73
Weighted average period remaining until expected annuitization	n/a	6.1 yrs	n/a

2007
Net amount at risk (a)	$23,456	$1,090	$24
Average attained age of contract owners	68	61	72
Weighted average period remaining until expected annuitization	n/a	7.0 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date.
The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Income. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.

The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2007 (Predecessor)	$2,836	$47

Guaranteed benefits incurred	1,139	34
Guaranteed benefits paid	(323)	—
Unlocking	(1,191)	20
Push-down accounting adjustment	(240)	(101)

Balance, December 31, 2007 (Successor)	2,221	—

Purchase price adjustment	(2,221)	—
Guaranteed benefits incurred	1,127	491
Guaranteed benefits paid	(2,307)	—
Unlocking	1,677	626

Balance, December 31, 2008 (Successor)	$497	$1,117

Significant market declines in 2008 as compared to the 2007 caused unfavorable unlocking as a result of increasing estimates of future benefit amounts in the GMDB liabilities. During 2007, the Company updated its market return assumptions resulting in favorable unlocking for GMDB liabilities. Unlocking during 2007 was impacted by fluctuations in actual Separate Accounts returns as compared to assumptions. The impact of unlocking was mitigated to a certain extent by the application of the mean reversion technique.
The unlocking for GMIB during 2008 reflects the decrease in gross revenues and the resulting increase in expected future claims due to current market losses.
At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

				Money
	Equity	Bond	Balanced	Market	Other	Total
2008 (Successor)
GMDB Only	$147,508	$63,836	$40,367	$18,950	$104	$270,765
GMDB and GMIB	64,741	24,476	24,035	4,896	699	118,847
GMDB and GMWB	7,489	2,277	4,526	20	170	14,482
GMWB only	7,949	2,463	4,661	109	249	15,431
GMIB only	3,489	789	1,230	20	68	5,596
No guaranteed benefit	1,725	440	1,000	160	37	3,362

Total	$232,901	$94,281	$75,819	$24,155	$1,327	$428,483

2007 (Successor)
GMDB Only	$291,825	$84,448	$55,742	$19,498	$255	$451,768
GMDB and GMIB	116,853	26,682	28,442	3,318	1,586	176,881
GMDB and GMWB	12,903	2,690	3,993	17	341	19,944
GMWB only	14,247	3,182	3,437	184	497	21,547
GMIB only	6,212	995	1,086	—	151	8,444
No guaranteed benefit	3,078	462	470	191	101	4,302

Total	$445,118	$118,459	$93,170	$23,208	$2,931	$682,886

Variable Life Contracts Containing Guaranteed Benefits
The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.

The Company recorded liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities were included as a component of policy benefits in the Statements of Income. The variable life GMDB liability was set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage was established based on the Company’s estimate of the likelihood of future GMDB claims.
As of December 31, 2007, the variable life GMDB balance was zero as a result of push down accounting at the acquisition date. The change in the variable life GMDB liabilities for the year ended December 31, 2007 was as follows:

GMDB Life
Balance, January 1, 2007 (Predecessor)	$219
Guaranteed benefits incurred	13
Push down accounting adjustment	(232)

Balance, December 31, 2007 (Successor)	—

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2008	2007
	Successor
Balanced	$53,440	$105,742
Equity	74,664	78,332
Bond	12,799	29,471
Money Market	29,052	29,397

Total	$169,955	$242,942

Note 8. Federal Income Taxes
The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	2008	2007	2006
	Successor	Predecessor
Provisions for income taxes computed at Federal statutory rate (35%)	$(1,671)	$5,411	$3,847
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(595)	(407)	(360)
Foreign tax credit	(72)	(156)	(61)
Tax goodwill amortization	(128)	—	—
Other	2	—	—

Federal income tax provision	$(2,464)	$4,848	$3,426

Effective tax rate	53%	31%	31%

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

	2008	2007	2006
	Successor	Predecessor
DAC	$9,967	$113	$49
Policyholder account balances	(3,154)	397	(740)
Other	111	—	—
Investment adjustments	5,227	357	27
Net operating loss carryforward	3,724	—	—
VOBA	(13,815)	—	—
Intangible assets	3,123	—	—
Deferred sales inducements	—	195	434

Total	$5,183	$1,062	$(230)

Deferred tax assets and liabilities at December 31 were as follows:

	2008	2007 (a)
	Successor
Deferred tax assets
DAC	$10,155	$15,502
Tax VOBA	719	—
Investment adjustments	5,227	—
Net operating loss carryforward	3,724	—
Intangible assets	3,123	—
Other	111	—
Policyholder account balances	—	3,286

Total deferred tax assets	23,059	18,788

Deferred tax liabilities
Book VOBA	14,534	18,788
DAC	188	—
Policyholder account balances	3,154	—

Total deferred tax liabilities	17,876	18,788

Total deferred tax asset (liability)	$5,183	$—

(a)	At December 28, 2007, all deferred tax assets and liabilities associated with the predecessor were adjusted to zero due to the Section 338 tax election made by AUSA. The Section 338 election caused the predecessor to treat the acquisition as a sale of its assets for federal tax purposes which reversed all of the predecessor’s temporary differences.
The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The Company provides for federal income taxes based on amounts it believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the realization of certain tax deductions and credits.
Specific estimates include the realization of dividend-received deductions (“DRD”) and foreign tax credits (“FTC”). A portion of the Company’s investment income related to Separate Accounts business qualifies for the DRD and FTC. Information necessary to calculate these tax adjustments is typically not available until the following year. However, within the current year’s provision, management makes estimates regarding the future tax deductibility of these items. These estimates are primarily based on recent historic experience.
At December 31, 2008, the Company has a net operating loss carryforward for federal income tax purposes of $3,724 with a carryforward period of fifteen years.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN No. 48”), on January 1, 2007. The Company has analyzed all material tax positions under the provisions of FIN No. 48, and has determined that there are no tax benefits that should not be recognized as of December 31, 2008 or as of December 31, 2007. There are no unrecognized tax benefits that would affect the effective tax rate. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.
The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company has recognized no material interest and penalties in its financial statements for the year ended December 31, 2008 and December 31, 2007.
The Company files a return in the U.S. Federal tax jurisdiction, and various state tax jurisdictions. As a result of the Company’s election for federal income tax purposes of the Internal Revenue Code Section 338, ML&Co. is responsible for any FIN No. 48 obligations that existed prior to the acquisition date. The Company will file a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group.
Note 9. Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies. Effective second quarter of 2008, the Company began to recapture the majority of its life reinsurance.
Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2008, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $286 that can be drawn upon for delinquent reinsurance recoverables.
At December 31, 2008 the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$453,578	$20,753	$1,330	$434,155	0.31%
The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer’s variable annuity contracts sold through the ML&Co. distribution system from January 1, 1997 to June 30, 2001.
In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2008, 59% and 7% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. As of December 31, 2007, 60% and 7% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.
Note 10. Related Party Transactions
As of December 31, 2008, the Company had the following related party agreements in effect:
The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2008, the Company incurred $732 in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

The Company is party to intercompany short-term note receivables with the parent at various times during the year. During 2008, the Company received $6 of interest, which was included in net investment income.
AEGON USA Realty Advisors, Inc. acts as the manager and administrator for the Company’s real property assets and mortgage loans under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2008, the Company did not incur any expenses under this agreement.
AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2008, the Company incurred $197 in expenses under this agreement. Charges attributable to this agreement are included in net investment income.
Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. During 2008, the Company incurred $154 in expenses under this agreement.
Transamerica Capital, Inc. provides underwriting services for the Company under an underwriting agreement. During 2008, the Company incurred $998 in expenses under this agreement.
Transamerica Asset Management, Inc acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under an administrative services agreement. During 2008, the Company received $2 under this agreement.
The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. During 2008, the Company received $1 under this agreement.
The Company has a reinsurance agreement with Transamerica Life Insurance Company. During 2008, the Company incurred $20 in reinsurance premium ceded expense under this agreement. This expense was offset by $15 in reinsurance recoveries on death claims incurred.
The Company is party to the purchasing and selling of investments between various affiliated companies. The investments are purchased and sold at fair value and are included in fixed maturities available-for-sale securities in the Balance Sheet. During 2008, the Company purchased $5,332 of fixed maturities securities from an affiliated company.
While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.
Prior to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company and MLIG were parties to a service agreement whereby MLIG agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, were reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $3,369 and $3,842 for 2007 and 2006, respectively. Charges attributable to this agreement were included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company was allocated interest expense on its accounts payable to MLIG that approximates the daily federal funds rate. Total intercompany interest incurred was $74 and $179 for 2007 and 2006, respectively. Intercompany interest, was included in net investment income.
The Company had a general agency agreement with Merrill Lynch Life Agency Inc. (“MLLA”) whereby registered representatives of MLPF&S, who are the Company’s licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA was paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,295 and $2,986 for 2007 and 2006, respectively. Certain commissions were capitalized as DAC and were being amortized in accordance with the accounting policy discussed in Note 6. Charges attributable to this agreement were included in insurance expenses and taxes, net of amounts capitalized.
MLIG had entered into an agreement with Roszel Advisors, LLC (“Roszel”), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (“the Trust”). Certain Separate Accounts of the Company may have invested in the various mutual fund portfolios of the Trust in connection with the variable annuity contracts the Company had inforce. Under this agreement, Roszel pays MLIG an amount equal to a percentage of the assets invested in the Trust through the Separate Accounts. Revenue attributable to this agreement was included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $197 and $198 during 2007 and 2006, respectively.

Effective September 30, 2006, ML&Co. transferred the Merrill Lynch Investment Managers, L.P. (“MLIM”) investment management business to BlackRock, Inc. (“BlackRock”) in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $96.
Note 11. Stockholder’s Equity and Statutory Accounting Practices
Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. In addition, purchase accounting adjustments such as VOBA, goodwill, and other intangibles are not recognized on a statutory basis.
The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioners (“NAIC”) statutory accounting practices as a component of prescribed or permitted practices by the State of New York.
The Company’s statutory net income (loss) for 2008, 2007 and 2006 was ($13,112), $19,969 and $17,427, respectively.
Statutory capital and surplus at December 31, 2008 and 2007 were $51,928 and $76,871, respectively. At December 31, 2008 and 2007, approximately $0 and $7,467, respectively, of stockholder’s equity was available for dividend distribution that would not require approval from the New York Insurance Department.
During 2008, the Company paid ordinary dividends of $7,000 to AUSA. During 2007, the Company paid ordinary dividends of $5,453 to MLIG. During 2006, the Company paid ordinary dividends of $4,111 to MLIG.
MLLICNY and AUSA are parties to a “keepwell” agreement which, subject to its terms, commits AUSA to maintain MLLICNY at a minimum net worth. Prior to the acquisition date, MLLICNY and ML&Co. were parties to a “keepwell” agreement which obligated ML&Co. to maintain a level of capital in MLLICNY in excess of minimum regulatory requirements.
The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. As of December 31, 2008 and 2007, based on the RBC formula, the Company’s total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.
Note 12. Commitments and Contingencies
State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2008 and 2007, the Company’s estimated liability for future guaranty fund assessments was $0 and $0, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.
Note 13. Segment Information
In reporting to management, the Company’s operating results are categorized into two business segments: Annuities and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company no longer manufactures or issues life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The “Other” category, presented in the following segment financial information, represents net revenues and net earnings on invested assets that do not support annuity or life insurance contract owner liabilities. Subsequent to the acquisition, management no longer considers “Other” a category for segment reporting purposes. It is impracticable to restate the prior period segment information as well as disclosing the information under both the old basis and the new basis of reporting. Therefore, the predecessor information is shown under the old basis, three segments — annuities, life insurance and other, while the successor information is shown under the new basis, two segments — annuities and life insurance.
The following tables summarize each business segment’s contribution to select Statements of Income categories for the years ended December 31.

	2008
	Successor
		Life
	Annuities	Insurance	Total
Net revenues (a)	$15,527	$8,672	$24,199
Amortization of VOBA	6,175	2,850	9,025
Policy benefits (net of reinsurance)	972	1,653	2,625
Federal income tax expense (benefit)	(2,997)	533	(2,464)
Net income (loss)	(3,996)	1,783	(2,213)

	2007
	Predecessor
		Life
	Annuities	Insurance	Other	Total
Net revenues (a)	$16,130	$7,252	$2,144	$25,526
Policy benefits (net of reinsurance)	(124)	2,193	—	2,069
Federal income tax expense	3,199	898	751	4,848
Net income	7,278	1,940	1,393	10,611

	2006
	Predecessor
		Life
	Annuities	Insurance	Other	Total
Net revenues (a)	$13,613	$8,204	$1,389	$23,206
Policy benefits (net of reinsurance)	961	1,647	—	2,608
Federal income tax expense	2,139	801	486	3,426
Net income	4,769	1,892	903	7,564

(a)	Net revenues include total net revenues net of interest credited to policyholder liabilities.
The following tables represent select Balance Sheet information for the years ended December 31:

		Total
	Total	Policyholder
	Assets	Liabilities
2008
Annuities	$550,783	$80,497
Life Insurance	319,057	76,533

Total	$869,840	$157,030

2007
Annuities	$857,543	$87,180
Life Insurance	368,276	80,984

Total	$1,225,819	$168,164

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements
All required financial statements are included in Part B of this Registration Statement.
(b) Exhibits

(1)
Resolution of the Board of Directors of ML Life Insurance Company of New York establishing the ML of New York Variable Annuity Separate Account C. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90430 Filed June 13, 2002.)

(2)		Not Applicable.
(3)	(a)
Form of Underwriting Agreement Between ML Life Insurance Company of New York and Transamerica Capital, Inc. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post-Effective Amendment No. 6 to Form N-4, Registration No. 333-119611 Filed April 25, 2008.)

(b)
Non-Affiliated Broker-Dealer Wholesaling Agreement between ML Life Insurance Company of New York, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. (Incorporated by Reference to the Annual Report on Form 10-K of ML Life Insurance Company of New York, File Nos. 33-34562, 33-60288, 333-48983, and 333-133224, Filed March 27, 2008.)

(c)
Selling Agreement between ML Life Insurance Company of New York, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to the Annual Report on Form 10-K of ML Life Insurance Company of New York, File Nos. 33-34562, 33-60288, 333-48983, and 333-133224, Filed March 27, 2008.)

(d)
Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.2 to ML Life Insurance Company of New York’s Current Report on Form 8-K, File No. 33-34562, filed January 4, 2008.)

(4)	(a)
Form of Contract for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90430 Filed June 13, 2002.)

	(b)	Individual Retirement Annuity Endorsement. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-90430 Filed August 26, 2002.)
	(c)	Tax-Sheltered Annuity Endorsement. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-90430 Filed August 26, 2002.)
	(d)	Qualified Plan Endorsement. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Form N-4, Registration No. 333-34894 Filed April 17, 2000.)
(5)
Form of Application for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90430 Filed June 13, 2002.)

(6)	(a)(i)
Certificate of Amendment and Restatement of Charter of Royal Tandem Life Insurance Company. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996.)

(a)(ii)
Certificate of Amendment of the Charter of ML Life Insurance Company of New York. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996.)

(b)
By-Laws of ML Life Insurance Company of New York. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 filed December 9, 1996.)

(7)		Reinsurance Agreements.
(a)
GMDB Reinsurance Agreement between MLLICNY and ACE Tempest and Amendment No. 1. (Incorporated by Reference to ML of NY Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-119611 Filed April 28, 2009.)

(a)(1)
Amendment No. 2 to the GMDB Reinsurance Agreement. (Incorporated by Reference to ML of NY Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-119611 Filed April 28, 2009.)

(b)
GMIB Reinsurance Agreement between MLLICNY and ACE Tempest Agreement and Amendments No. 1 and 2. (Incorporated by Reference to ML of NY Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-119611 Filed April 28, 2009.)

(b)(1)
Amendment No. 3 to the GMIB Reinsurance Agreement. (Incorporated by Reference to ML of NY Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-119611 Filed April 28, 2009.)

(8)	(a)
Amended General Agency Agreement. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43654 Filed April 28, 1994.)

(b)
Indemnity Agreement Between ML Life Insurance Company of New York and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996.)

(c)
Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996.)

(d)
Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996.)

(e)
Service Agreement Between Tandem Financial Group, Inc. and Royal Tandem Life Insurance Company. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996.)

(f)
Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life Insurance Company of New York. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996.)

(g)
Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life Insurance Company of New York. (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998.)

(h)
Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life Insurance Company of New York (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Form N-4, Registration No. 333-34894 Filed April 17, 2000.)

(i)
Form of Participation Agreement Between MLIG Variable Insurance Trust, Merrill Lynch Pierce, Fenner & Smith, Inc., and ML Life Insurance Company of New York. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-90430 Filed April 17, 2007)

(j)
Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and ML Life Insurance Company of New York. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-90430 Filed April 17, 2007)

(k)
Participation Agreement by and among MLIG Variable Insurance Trust, Merrill Lynch Pierce Fenner & Smith Inc., Roszel Advisors, LLC, and ML Life Insurance Company of New York. (Incorporated by Reference to Post-Effective Amendment No. 6 to ML of New York Variable Annuity Separate Account A’s Registration Statement under the Securities Act of 1933 on Form N-4, File No. 333-119611, Filed April 25, 2008.)

(l)
Keep Well Agreement between AEGON USA and ML Life Insurance Company of New York. (Incorporated by Reference to the Annual Report on Form 10-K of ML Life Insurance Company of New York, File Nos. 33-34562, 33-60288, 333-48983, and 333-133224, Filed March 27, 2008.)

(m)
Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to ML Life Insurance Company of New York’s Current Report on Form 8-K, File No. 33-34562, filed August 17, 2007.)

(n)
First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to ML Life Insurance Company of New York’s Current Report on Form 8-K, File No. 33-34562, filed January 4, 2008.)

(o)
Participation Agreement between TST and ML Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119611) dated April 28, 2009.)

	(p)	Amendment No. 1 to Participation Agreement between TST and ML Life Insurance Company of New York. (Filed herewith)
(9)		Opinion of Darin D. Smith, Esq. as to the legality of the securities being registered. (Filed herewith)
(10)	(a)	Written Consent of Sutherland Asbill & Brennan LLP. (Filed herewith)
	(b)	Written Consent of Deloitte & Touche LLP, independent registered public accounting firm. (Filed herewith)
	(c)	Written Consent of Ernst & Young LLP, independent registered public accounting firm. (Filed herewith)
(11)		Not Applicable.
(12)		Not Applicable.
(13)
Powers of Attorney (Incorporated by Reference to ML of New York Variable Annuity Separate Account A’s Post Effective Amendment No. 6 and Amendment No. 7 to Form N-4, Registration No. 333-119611 Filed April 25, 2008 and April 28, 2009).

Item 25. Directors and Officers of ML Life Insurance Company of New York

Name and Business Address	Principal Positions and Offices with Depositor

Lon J. Olejniczak	Director and President
4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001
William Brown, Jr.	Director
Kensico Terrace LLC 14 Windward Avenue White Plains, NY 10605
William L. Busler	Director
3290 Sandy Beach Road Solon, Iowa 52333
Frank A. Camp	Director and Secretary
4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001
Robert F. Colby	Director
Diversified Investment Advisors 4 Manhattanville Rd, MD 3-41 Purchase, NY 10577
Robert R. Frederick	Director and Senior Vice President
4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001
Steven E. Frushtick	Director
Wiener, Frushtick & Straub 500 5th Avenue New York, NY 10110
John T. Mallet	Director and Treasurer
4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001
Ronald F. Mosher	Director
54 Coronado Pointe Laguna Niguel, CA 92677

Name and Business Address	Principal Positions and Offices with Depositor

James Purvis	Vice President and Chief Financial Officer
4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
Peter P. Post	Director
3P Consulting, LLC 64 Middle Patent Road Armonk, NY 10504
Karen Alvarado	Director and Assistant Vice President
4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001
Cornelis H. Verhagen	Director
570 Carillon Parkway MS 528W St. Petersburg, FL 33716-1202
Ronald L. Ziegler	Director and Senior Vice President
4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001
Eric J. Martin	Vice President and Corporate Controller
4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001
Darin D. Smith	Vice President and Assistant Secretary
4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001

*	Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner:	Property
Transamerica Life Insurance Company (99%)
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner — AEGON USA, LLC (99%)	Inter-company lending and general business
Bay Area Community Investments I, LLC	California	70% Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Transamerica Life Insurance Company	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote — AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member — Life Investors Financial Group, Inc.	Direct sales of term life insurance
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager:	Real estate alternatives investment
AEGON USA Realty Advisors, Inc.
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation
The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Distribution Finance — Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager:	Aggregating vehicle formed to hold various fund investments.
AEGON USA Investment Management LLC

Item 27. Number of Contracts

The number of Contracts in force as of June 30, 2009 was 1.

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a) Transamerica Capital, Inc. serves as the principal underwriter for:
Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Separate Account VUL 3, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.
Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. These accounts are separate accounts of Monumental Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.
(b) Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter
Blake S. Bostwick	(2)	Chief Operations Officer, President and Director
John T. Mallett	(1)	Director
Mark W. Mullin	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	President, Chief Financial Officer and Director
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Courtney John	(2)	Chief Compliance Office and Vice President
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Elizabeth Belanger	(6)	Assistant Vice President
Wesley J. Hodgson	(2)	Assistant Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Amy Angle	(3)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	4 Manhattanville Rd, Purchase, NY 10577

(c) Compensation to Principal Underwriter:

	Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions(2)	on Redemption	Commissions	Compensation

Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)	$9,236.00	$0	$0	$0
Transamerica Capital, Inc.	$3,354.00	$0	$0	$0

(1)	Effective May 1, 2008, Transamerica Capital, Inc. replaced Merrill Lynch, Pierce, Fenner & Smith Incorporated as principal underwriter for the policies.

(2)	Fiscal Year 2008

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, ML Life Insurance Company of New York at 4 Manhattanville Road, Purchase, NY 10577 or 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001; or by the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 14th day of August, 2009.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C ML LIFE INSURANCE COMPANY OF NEW YORK Depositor * Lon J. Olejniczak President, Chairman of the Board and Director
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	President and Director	, 2009
Lon J. Olejniczak
*	Director	, 2009
William Brown, Jr.
*	Director	, 2009
William L. Busler
*	Director	, 2009
Robert F. Colby
*	Director and Senior Vice President	, 2009
Robert R. Frederick
*	Director and Treasurer	, 2009
John T. Mallett
*	Director	, 2009
Steven E. Frushtick

Signatures	Title	Date

*	Director	, 2009
Ronald F. Mosher
*	Director	, 2009
Peter P. Post
*	Director and Assistant Vice President	, 2009
Karen Alvarado
*	Director	, 2009
Cornelis H. Verhagen
*	Director and Senior Vice President	, 2009
Ronald L. Ziegler
*	Vice President and Corporate Controller	, 2009
Eric J. Martin
*	Director and Secretary	, 2009
Frank A. Camp

/s/ James Pruvis James Purvis	Vice President and Chief Financial Officer	August 14, 2009

/s/ Darin D. Smith Darin D. Smith	Vice President and Assistant Secretary	August 14, 2009

*By:	Darin D. Smith — Attorney-in-Fact pursuant to Powers of Attorney filed previously.

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(p)	Amendment No. 1 to Participation Agreement (TST)

9	Opinion and Consent of Counsel

10(a)	Consent of Counsel

10(b)	Written Consent of Deloitte LLP

10(c)	Written Consent of Ernst & Young LLP

*	Page numbers included only in manually executed original.